AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 2004


                                            1933 ACT REGISTRATION NO. 333-121019

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       [ X ] Pre-Effective Amendment No. 1


                     [ ] Post-Effective Amendment No. _____

                       REGIONS MORGAN KEEGAN SELECT FUNDS

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

    (Registrant's Telephone Number, Including Area Code and Telephone Number)

                     (Name and Address of Agent for Service)

                             John W. McGonigle, Esq.
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                                    Copy to:
                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

      Title of securities being registered: shares of beneficial interest, no par value per share.

      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting of Shareholders

Part A - Prospectus/Proxy Statement

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

January __, 2005

Dear Shareholder:

You are cordially invited to attend a Special Meeting of Shareholders (the "Meeting") of LEADER Mutual Funds (the "Trust"), which will be held on February 4, 2005 at 10:00 a.m., Eastern Time, at the offices of the Trust, 3435 Stelzer Road, Columbus, Ohio.

The Trust's Board of Trustees is recommending that shareholders of each series of the Trust approve a proposed Agreement and Plan of Reorganization which provides for the reorganization of their series into a corresponding newly formed series of Regions Morgan Keegan Select Funds or Morgan Keegan Select Fund, Inc.

THE MATTERS TO BE ACTED UPON AT THE MEETING WITH RESPECT TO EACH SERIES OF THE TRUST ARE DESCRIBED IN THE ATTACHED NOTICE AND PROSPECTUS/PROXY STATEMENT.

Although we would like very much to have each shareholder attend the Meeting, we realize this is not possible. Whether or not you plan to be present at the Meeting, we need your vote. WE URGE YOU TO COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE.

If you return your proxy promptly, you can help avoid the expense of follow-up mailings to achieve a quorum so that the business of the Meeting can be conducted. Proxies may be revoked at any time before they are voted by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy or by attending the Meeting, requesting return of a proxy and voting in person.

We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.

By order of the Board of Trustees,

Charles J. Daly, Secretary

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


TO THE SHAREHOLDERS OF LEADER MUTUAL FUNDS:

A Special Meeting of Shareholders (the "Meeting") of LEADER Mutual Funds (the "Trust") will be held on February 4, 2005 at 10:00 a.m., Eastern Time, at the offices of the Trust, 3435 Stelzer Road, Columbus, Ohio, for the following purposes:

     1. To approve an Agreement and Plan of Reorganization, in the form set forth in Appendix A to the attached Prospectus/Proxy Statement, between the Trust, on behalf of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund, each a series of the Trust, and Regions Morgan Keegan Select Funds (the "Acquiring Trust"), on behalf of corresponding newly created series of the Acquiring Trust;

     2. To approve an Agreement and Plan of Reorganization, in the form set forth in Appendix B to the attached Prospectus/Proxy Statement, between the Trust, on behalf of LEADER Short Term Bond Fund, a series of the Trust, and Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation"), on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund, a newly created series of the Acquiring Corporation; and

     3. To consider such other matters as may properly come before the Meeting.

By order of the Board of Trustees,

Charles J. Daly, Secretary

January ___, 2005

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE SO YOU WILL BE REPRESENTED AT THE MEETING.

PROXY STATEMENT

LEADER GROWTH EQUITY FUND
LEADER GROWTH & INCOME FUND
LEADER BALANCED FUND
LEADER TAX-EXEMPT BOND FUND
LEADER INTERMEDIATE BOND FUND
LEADER TAX-EXEMPT MONEY MARKET FUND
LEADER MONEY MARKET FUND
LEADER SHORT TERM BOND FUND
Each a Series of LEADER Mutual Funds (the "Acquired Trust")
3435 Stelzer Road, Columbus, Ohio 43219



PROSPECTUS FOR

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
Each a Series of Regions Morgan Keegan Select Funds (the "Acquiring Trust") 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7010

AND

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND
A Series of Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation") 50 North Front Street, Memphis, Tennessee 38103

This Prospectus/Proxy Statement is being furnished to shareholders of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Short Term Bond Fund (each, an "Acquired Fund" and collectively, the "Acquired Funds") in connection with a special meeting of shareholders (the "Meeting") to approve two Agreements and Plans of Reorganization with respect to the Acquired Funds (each, a "Reorganization Plan" and together, the "Reorganization Plans"). Under each Reorganization Plan, shareholders of an Acquired Fund will receive shares of a substantially similar fund newly created by the Acquiring Trust and the Acquiring Corporation, each a registered, open-end management investment company, called Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, Regions Morgan Keegan Select LEADER Money Market Fund and Regions Morgan Keegan Select LEADER Short Term Bond Fund, respectively (each, an "Acquiring Fund" and collectively, the "Acquiring Funds"). On the closing date of the reorganizations contemplated by the Reorganization Plans (the "Reorganizations"), each Acquired Fund shareholder will receive shares of the corresponding Acquiring Fund equal to the value of the shareholder's Acquired Fund shares on the closing date.

The Acquiring Funds will not commence operations until the Reorganizations are completed. Each Acquiring Fund is expected to be managed by Morgan Asset Management, Inc. (the "Adviser") in the same manner and by the same advisory organization as its corresponding Acquired Fund.

After the Reorganizations are complete, the Acquired Funds will be dissolved. The Reorganizations are expected to be effective on or about February 18, 2005.

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely information that you should know about the Acquired Funds, the Acquiring Funds and the Reorganizations.

A Statement of Additional Information, dated January __, 2005, relating to the Reorganizations has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by calling the Adviser at 1-877-757-7424, or by contacting your financial intermediary.

Additional information relating to the Acquired Funds and the Acquired Trust is contained in the Acquired Funds' Prospectus, dated January 1, 2005, which is incorporated by this reference into this Prospectus/Proxy Statement, and in the Statement of Additional Information of the Acquired Trust, dated January 1, 2005 (collectively, the "LEADER Prospectus/SAI"). Additional information relating to the Acquiring Funds, the Acquiring Trust and the Acquiring Corporation is contained in the Acquiring Trust's and Acquiring Corporation's respective Statement of Additional Information dated January 1, 2005 and November 1, 2004, respectively (the "Acquiring Funds' SAIs"). Each of these documents has been filed with the SEC. You can obtain a free copy of these documents by calling 1-800-986-3384 or by contacting your financial intermediary.

The SEC maintains a web site (http://www.sec.gov) that contains the LEADER Prospectus/SAI, the Acquired Trust's Annual Report for the year ended August 31, 2004, and the Acquiring Funds' SAIs, together with other information regarding the Acquired Funds and the Acquiring Funds (each, a "Fund").

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense. The date of this Prospectus/Proxy Statement is January __, 2005.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

SYNOPSIS
    The Reorganizations                                                       xx
    Comparison of Investment Objectives, Policies and Risks of the
      Funds                                                                   xx
    Comparison of Fees and Expenses (All Funds Except Short Term Bond
      Funds)                                                                  xx
    Comparison of Fees and Expenses (Short Term Bond Funds Only)              xx
    Performance Information
    Comparison of Distribution, Purchase, Redemption and Exchange Features    xx

THE REORGANIZATIONS
    Summary of the Reorganizations                                            xx
    Key Points About the Reorganizations                                      xx
    Federal Income Tax Considerations                                         xx
    Information About the Adviser                                             xx
    Portfolio Management                                                      xx
    Capitalization                                                            xx

PROPOSAL 1:  APPROVAL OF REORGANIZATION PLAN BETWEEN LEADER TRUST AND
ACQUIRING TRUST
    Summary of the Reorganizations                                            xx
    Evaluation by the Board                                                   xx
    Comparative Information About the Funds                                   xx
    Required Vote                                                             xx

PROPOSAL 2:  APPROVAL OF REORGANIZATION PLAN BETWEEN LEADER TRUST AND
ACQUIRING CORPORATION
    Summary of the Reorganization                                             xx
    Evaluation by the Board                                                   xx
    Comparative Information About the Funds                                   xx
    Required Vote                                                             xx

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS                 xx

OTHER MATTERS                                                                 xx

APPENDIX A: Agreement and Plan of Reorganization between Acquired Trust
    and Acquiring Trust                                                      A-1

APPENDIX B:  Agreement and Plan of Reorganization between Acquired Trust
    and Acquiring Corporation                                                B-1

APPENDIX C: Principal Holders of the Acquired Funds' Shares                  C-1

                                    SYNOPSIS

THE REORGANIZATIONS

Effective July 1, 2004, Union Planters Corporation, the parent of Union Planters Investment Advisers, Inc., the former investment adviser to the series of the Acquired Trust (the "LEADER Funds"), merged with and into Regions Financial Corporation ("Regions") (the "Merger"). Following the Merger and pursuant to approval by the Acquired Trust's Board of Trustees (the "Board") and the shareholders of each Acquired Fund, the Adviser was selected as the investment adviser to each Acquired Fund.

In an effort to reduce costs for shareholders of the LEADER Funds and create opportunity for further economies of scale, enhance the cash flow into the Acquired Trust, enhance the shareholder services available to the LEADER Funds' investors and promote efficiency of operations and governance within the Regions fund family, the Adviser proposed that each LEADER Fund (i.e., each Acquired
Fund) be reorganized into a corresponding, newly created series (i.e., each Acquiring Fund) of the Acquiring Trust, a Massachusetts business trust, or the Acquiring Corporation, a Maryland corporation (collectively, the "RMK Funds"). At a meeting held on December 3, 2004, the Board of the Acquired Trust approved
(i) a Reorganization Plan between the Acquired Trust, on behalf of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER
Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund, and the Acquiring Trust, on behalf of the Acquiring Funds that are series thereof, and (ii) a Reorganization Plan between the Acquired Trust, on behalf of LEADER Short Term Bond Fund, and the Acquiring Corporation, on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund, and concluded that participation in the Reorganizations is in the best interests of the Acquired Funds and that the interests of their existing shareholders will not be diluted as a result of their effecting the Reorganizations.

Under each Reorganization Plan, an Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of all of the liabilities of the Acquired Fund. Each Acquired Fund will then distribute those shares to its shareholders constructively in exchange for their shares of the Acquired Fund. Each shareholder of each Acquired Fund will receive full and fractional shares of a class of the corresponding Acquiring Fund equal in value to the shares in the corresponding class of the Acquired Fund that shareholder held immediately prior to the Reorganizations. The closing date of the Reorganizations is expected to be on or about February 18, 2005. Each Reorganization Plan provides that the Adviser will bear all costs and expenses of the Reorganizations, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Proxy Statement.

The implementation of each Reorganization is subject to a number of conditions set forth in the applicable Reorganization Plan. Among the significant conditions are the receipt by Acquired Trust of an opinion of counsel to the effect that each Reorganization will be treated as a tax-free transaction for federal income tax purposes to the Acquired Funds and their shareholders. The consummation of one Reorganization is not contingent on the consummation of any other Reorganization.

This description of the Reorganizations is qualified by reference to the full text of the Reorganization Plans, which are attached as Appendix A and Appendix B.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS OF THE FUNDS

As shown below, the investment objectives and policies of each Acquiring Fund are identical to those of its corresponding Acquired Fund. (For convenience, the following discussion refers to each Acquiring Fund in the present tense, even though no Acquiring Fund will commence operations until after the Reorganizations are completed.)

           LEADER GROWTH EQUITY FUND AND REGIONS MORGAN KEEGAN SELECT
                           LEADER GROWTH EQUITY FUND


GOAL.  Each Fund's investment objective is to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in common stocks of companies that are expected to have above-average growth potential. Under normal market conditions, at least 80% of each Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. A portion of each Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. Each Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing each Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by each Fund, and thus the performance of the Fund as a whole.

     o SELECTION RISK. The particular stocks that are selected by the Adviser for each Fund may underperform the market or those stocks selected by other funds with similar objectives. Each Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. Each Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because each Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

     O FOREIGN ISSUER RISK. Each Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and
          (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

          LEADER GROWTH & INCOME FUND AND REGIONS MORGAN KEEGAN SELECT
                          LEADER GROWTH & INCOME FUND


GOAL.Each Fund's investment objective is to achieve long-term growth of capital, current income and growth of income.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in common stocks that the Adviser believes have potential primarily for capital growth and secondarily for income. Each Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, each Fund seeks to achieve strong returns with less volatility. A portion of each Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S. securities markets. Each Fund's investment in foreign issuers will be primarily through ADRs. Each Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing each Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by each Fund, and thus the performance of the Fund as a whole.

     o SELECTION RISK. The particular stocks that are selected by the Adviser for each Fund may underperform the market or those stocks selected by other funds with similar objectives. Each Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. Each Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because each Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

     o VALUE STOCK RISK. Each Fund also may invest a significant portion of its assets in "value" stocks. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

     o FOREIGN ISSUER RISK. Each Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and
          (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.


   LEADER Balanced Fund and Regions Morgan Keegan Select LEADER Balanced Fund

GOAL. Each Fund's investment objective is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with each Fund's objective. Each Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability. Under normal market conditions, each Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease each Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase each Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

Each Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.

Each Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but each Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, each Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the Adviser to be of comparable quality. Each Fund may also invest up to 10% of its total assets in securities rated below investment grade, commonly known as "junk bonds." Each Fund invests in fixed-income assets with a maturity range of up to ten years.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. Each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by each Fund, and thus the performance of the Fund as a whole.

     o SELECTION RISK. The particular securities that are selected by the Adviser for each Fund may underperform the market or those securities selected by other funds with similar objectives. The equity component of each Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. Each Fund may invest a significant portion of its assets in "growth" securities. Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.

     o VALUE STOCK RISK. Each Fund also may invest a significant portion of its asset in "value" securities. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

     o    FIXED-INCOME   SECURITIES   RISK.  Each  Fund  invests   primarily  in
          fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

     o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of either Fund for any particular period.

     o PREPAYMENT RISK. Certain of each Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.

     o FOREIGN ISSUER RISK. Each Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.

          LEADER TAX-EXEMPT BOND FUND AND REGIONS MORGAN KEEGAN SELECT
                          LEADER TAX-EXEMPT BOND FUND

GOAL.Each Fund's investment objective is to achieve current income that is exempt from federal income tax consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. Each Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. Each Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). Each Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years. Each Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated securities deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, neither Fund intends to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or BBB by Standard & Poor's). While maturity and credit quality are the most important investment factors, each Fund also considers the following when making investment decisions: (i) current yield and yield to maturity and (ii) potential for capital gain. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of each Fund's investments taxable.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o SELECTION RISK. The particular bonds that are selected for each Fund may underperform the market or other funds with similar objectives.

     o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

     o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of either Fund for any particular period.

     o PREPAYMENT RISK. Certain of each Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.


         LEADER INTERMEDIATE BOND FUND AND REGIONS MORGAN KEEGAN SELECT
                         LEADER INTERMEDIATE BOND FUND

GOAL. Each Fund's investment objective is to achieve current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in high quality fixed-income securities, including bonds and notes of both corporate and U.S. governmental issuers. Each Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. Each Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities. By limiting the maturity of its portfolio securities, each Fund seeks to moderate principal fluctuations. In addition, the Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions. Each Fund invests primarily in issues rated in one of the four highest categories by an NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security but may consider doing so. However, neither Fund intends to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB). Each Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Each Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements. While short-term interest rate bets are generally avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors. While maturity and credit quality are the most important investment factors, other factors considered by each Fund when making investment decisions include: (i) current yield and yield to maturity and (ii) potential for capital gain.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o    FIXED-INCOME   SECURITIES   RISK.  Each  Fund  invests   primarily  in
          fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o SELECTION RISK. The particular bonds that are selected for each Fund may underperform the market or other funds with similar objectives.

     o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

     o Credit Risk. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which each Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

     o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.

     o PREPAYMENT RISK. Many of each Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.


   LEADER TAX-EXEMPT MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT LEADER
                          TAX-EXEMPT MONEY MARKET FUND

GOAL. Each Fund's investment objective is to maximize current income exempt from federal income tax consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in high- quality, short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, each Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. Each Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax. At the time of purchase, all of each Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and each Fund's average maturity will not exceed 90 days. While each Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     O FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of each Fund's investments taxable.

     O INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     O CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. Each Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     O INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.


           LEADER Money Market Fund and Regions Morgan Keegan Select
                            LEADER Money Market Fund

GOAL.Each Fund's investment objective is to achieve maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests in a variety of high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of each Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and each Fund's average maturity will not exceed 90 days. While each Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. Each Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.

          LEADER SHORT TERM BOND FUND AND REGIONS MORGAN KEEGAN SELECT
                          LEADER SHORT TERM BOND FUND

GOAL. Each Fund's investment objective is to achieve a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in short-term investment grade fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

The Regions Morgan Keegan Select LEADER Short Term Bond Fund invests primarily in issues rated in one of the four highest categories by an NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security, but may consider doing so. The types of securities that each Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of each Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. Each Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

By limiting the maturity of its portfolio securities each Fund seeks to moderate principal fluctuations. In addition, the Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

In addition to a wide range of corporate and government debt obligations, each Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. Each Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), commonly known as "junk bonds," but does not expect such investments to exceed 10% of its net assets.

While maturity and credit quality are the most important investment factors, other factors considered by the Adviser when making investment decisions include: (i) current yield and yield to maturity and (ii) potential for capital gain.

Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

     o    FIXED-INCOME   SECURITIES   RISK.  Each  Fund  invests   primarily  in
          fixed-income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o SELECTION RISK. The particular bonds that are selected for each Fund may underperform the market or other funds with similar objectives.

     o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which each Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

     o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.

     o PREPAYMENT RISK. Many of each Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.

     o BELOW INVESTMENT GRADE BONDS RISK. These bonds, commonly known as "junk bonds," involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, each Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

     o FOREIGN ISSUER RISK. Each Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly-available information, less liquidity due to limited markets and higher transaction costs.

COMPARISON OF FEES AND EXPENSES (ALL FUNDS EXCEPT SHORT TERM BOND FUNDS)

The following table shows a comparison of the current fees and expenses of each Acquired Fund (except LEADER Short Term Fund) and estimated PRO FORMA fees and expenses of each corresponding Acquiring Fund, giving effect to the Reorganizations. The expenses for the Acquired Funds, as set forth in the following table, do not reflect voluntary fee waivers with respect to investment advisory and 12b-1 fees. PRO FORMA fees, expenses and examples for the Acquiring Funds reflect estimated fees and expenses after giving effect to the proposed Reorganizations. The PRO FORMA expenses for the Acquiring Funds also do not reflect any fee waiver arrangements.(1)

SALES CHARGES (footnotes are at the end of the table)
-------------

LEADER GROWTH EQUITY FUND

SHAREHOLDER FEES                                        Investor A    Investor B   Institutional
(fees paid directly from your investment)
Maximum sales charge (Load)
(as a percentage of offering price)                       5.50%         None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                         None          None           None
Maximum deferred sales charge (Load)*                     None          5.00%          None
Redemption fee (as a percentage of amount redeemed)       2.00%         2.00%          2.00%
Exchange fee                                              None          None           None
Maximum account fee                                       None          None           None


------------

(1) For certain of the portfolios of the Acquired Trust, the Adviser voluntarily waives a portion of its investment advisory fees. Under the voluntary waiver arrangement, the Adviser may reduce or eliminate the waiver at its discretion at any time. As of the date of this Prospectus/Proxy Statement, the Adviser is voluntarily waiving the following portion of its investment advisory fees from certain portfolios: Growth Equity Fund - 0.05%; Balanced Fund - 0.20%;
Tax-Exempt Bond Fund - 0.35%;  Intermediate Bond Fund - 0.02%;  Tax-Exempt Money
Market Fund - 0.30%; and Money Market Fund - 0.15%. Effective upon the closing of each Reorganization, through the one-year anniversary date of each such closing, the Adviser has agreed to contractually waive a portion of its investment advisory fee equal to the portion it is currently waiving voluntarily as set forth above. In addition, Morgan Keegan and Company, Inc. ("Morgan
Keegan") will waive voluntarily 0.37% of the 12b-1 fee payable by Class A Shares of the Tax-Exempt Money Market Fund. This waiver may be eliminated at any time in Morgan Keegan's sole discretion.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)
(as a percentage of offering price)                           5.50%          None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None
Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

LEADER GROWTH & INCOME FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Investor A     Investor B     Institutional

Maximum sales charge (Load)
(as a percentage of offering price)                           5.50%          None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None           None
Maximum deferred sales charge (Load)*                         None           5.00%          None
Redemption fee (as a percentage of amount redeemed)           2.00%          2.00%          2.00%
Exchange fee                                                  None           None           None
Maximum account fee                                           None           None           None

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)
(as a percentage of offering price)                           5.50%          None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None
Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

LEADER BALANCED FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Investor A     Investor B     Institutional

Maximum sales charge (Load)
(as a percentage of offering price)                           5.50%          None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None           None
Maximum deferred sales charge (Load)*                         None           5.00%          None
Redemption fee (as a percentage of amount redeemed)           2.00%          2.00%          2.00%
Exchange fee                                                  None           None           None
Maximum account fee                                           None           None           None

REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)
(as a percentage of offering price)                           5.50%          None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None

Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

LEADER TAX-EXEMPT BOND FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Investor A     Investor B     Institutional

Maximum sales charge (Load)
(as a percentage of offering price)                           4.75%          None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None           None
Maximum deferred sales charge (Load)*                         None           5.00%          None
Redemption fee (as a percentage of amount redeemed)           2.00%          2.00%          2.00%
Exchange fee                                                  None           None           None
Maximum account fee                                           None           None           None

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)
(as a percentage of offering price)                           2.00%          None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None
Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

LEADER INTERMEDIATE BOND FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Investor A     Investor B     Institutional

Maximum sales charge (Load)
(as a percentage of offering price)                           4.75%          None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None           None
Maximum deferred sales charge (Load)*                         None           5.00%          None
Redemption fee (as a percentage of amount redeemed)           2.00%          2.00%          2.00%
Exchange fee                                                  None           None           None
Maximum account fee                                           None           None           None

REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)
(as a percentage of offering price)                           2.00%          None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None
Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

LEADER TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Investor A     Institutional  Sweep

Maximum sales charge (Load)
(as a percentage of offering price)                           None           None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None           None
Maximum deferred sales charge (Load)*                         None           None           None
Redemption fee (as a percentage of amount redeemed)           None           None           None
Exchange fee                                                  None           None           None
Maximum account fee                                           None           None           None

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)                                   None           None
(as a percentage of offering price)                           None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None
Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

LEADER MONEY MARKET FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Investor A     Institutional  Sweep

Maximum sales charge (Load)
(as a percentage of offering price)                           None           None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None           None
Maximum deferred sales charge (Load)*                         None           None           None
Redemption fee (as a percentage of amount redeemed)           None           None           None
Exchange fee                                                  None           None           None
Maximum account fee                                           None           None           None

REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND

SHAREHOLDER FEES (fees paid directly from your investment)    Class A        Class I

Maximum sales charge (Load)
(as a percentage of offering price)                           None           None
Maximum sales charge (Load) imposed on reinvested
dividends and other distributions                             None           None
Maximum deferred sales charge (Load)**                        None           None
Redemption fee (as a percentage of amount redeemed)           None           None
Exchange fee                                                  None           None
Maximum account fee                                           None           None

* On  purchases  of  Investor A Shares  over $1 million,  an  Acquired  Fund may charge a 1% a  contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.

** On  purchases  of $1 million or more,  a CDSC of 1.00% of the  redemption  amount will apply to Class A
Shares  redeemed  within 12  months of the  purchase  date  under  certain  investment  programs  where an investment professional received an advance payment on the transaction.

OPERATING EXPENSES*
------------------
                                                                           REGIONS MORGAN KEEGAN SELECT
                                        LEADER GROWTH EQUITY FUND           LEADER GROWTH EQUITY FUND
                                                 CURRENT                            PRO FORMA
                                  Investor A  Investor B  Institutional       Class A          Class I
                                  ----------  ----------  -------------       -------          -------
Investment Advisory Fee              0.75         0.75       0.75               0.75             0.75
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.30                -                -
Distribution (12b-1) Fee*            0.30         0.75        -                 0.25               -
Other Operating Expenses             0.43         0.44       0.46               0.45             0.48

  TOTAL ANNUAL OPERATING EXPENSES    1.68         2.39       1.71               1.57             1.35

                                                                           REGIONS MORGAN KEEGAN SELECT
                                       LEADER GROWTH & INCOME FUND          LEADER GROWTH & INCOME FUND
                                                CURRENT                              PRO FORMA
                                  Investor A  Investor B  Institutional       Class A          Class I
                                  ----------  ----------  -------------       -------          -------
Investment Advisory Fee              0.75         0.75       0.75               0.75             0.75
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.30                -                -
Distribution (12b-1) Fee*            0.30         0.75        -                 0.25              -
Other Operating Expenses             0.23         0.23       0.23               0.23             0.23

 TOTAL ANNUAL OPERATING EXPENSES     1.48         2.18       1.48               1.35             1.10

                                                                            REGIONS MORGAN KEEGAN SELECT
                                          LEADER BALANCED FUND                 LEADER BALANCED FUND
                                                CURRENT                              PRO FORMA
                                  Investor A  Investor B  Institutional       Class A          Class I
                                  ----------  ----------  -------------       -------          -------
Investment Advisory Fee              0.80         0.80       0.80               0.80             0.80
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.30                -                -
Distribution (12b-1) Fee*            0.30         0.75        -                 0.25              -
Other Operating Expenses             0.51         0.52       0.49               0.50             0.48

 TOTAL ANNUAL OPERATING EXPENSES     1.81         2.52       1.79               1.67             1.40


* The current fee data does not reflect the voluntary  waivers of the  investment  advisory fee payable to the  Adviser or the  distribution  fee  payable to Morgan  Keegan.  Pro forma  data does not  reflect  the contractual waiver of the portion of the investment advisory fee payable to the Adviser.

OPERATING EXPENSES (CONTINUED)
------------------------------
                                                                            REGIONS MORGAN KEEGAN SELECT
                                      LEADER TAX-EXEMPT BOND FUND            LEADER TAX-EXEMPT BOND FUND
                                                CURRENT                               PRO FORMA
                                  Investor A  Investor B  Institutional       Class A          Class I
                                  ----------  ----------  -------------       -------          -------
Investment Advisory Fee              0.50         0.50       0.50               0.50             0.50
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.30                -                -
Distribution (12b-1) Fee*            0.30         0.75        -                 0.25              -
Other Operating Expenses             0.63         0.62       0.62               0.62             0.62

  TOTAL ANNUAL OPERATING EXPENSES    1.63         2.32       1.62               1.49             1.24

                                                                           REGIONS MORGAN KEEGAN SELECT
                                       LEADER INTERMEDIATE BOND FUND       LEADER INTERMEDIATE BOND FUND
                                                CURRENT                              PRO FORMA
                                  Investor A  Investor B  Institutional       Class A          Class I
                                  ----------  ----------  -------------       -------          -------
Investment Advisory Fee              0.50         0.50       0.50               0.50             0.50
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.30                -                -
Distribution (12b-1) Fee*            0.30         0.75        -                 0.25              -
Other Operating Expenses             0.22         0.22       0.22               0.23             0.23

  TOTAL ANNUAL OPERATING EXPENSES    1.22         1.92       1.22               1.10             0.85

                                                                             REGIONS MORGAN KEEGAN SELECT
                                 LEADER TAX-EXEMPT MONEY MARKET FUND      LEADER TAX-EXEMPT MONEY MARKET FUND
                                                CURRENT                                PRO FORMA
                                  Investor A  Institutional  Sweep              Class A          Class I
                                  ----------  -------------  -----              -------          -------
Investment Advisory Fee              0.40         0.40       0.40               0.40             0.40
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.25                -                -
Distribution (12b-1) Fee*            0.50          -          -                 0.50              -
Other Operating Expenses             0.43         0.43       0.44               0.42             0.42

  TOTAL ANNUAL OPERATING EXPENSES    1.53         1.28       1.29               1.44             0.94

                                                                           REGIONS MORGAN KEEGAN SELECT
                                      LEADER MONEY MARKET FUND               LEADER MONEY MARKET FUND
                                              CURRENT                                  PRO FORMA
                                  Investor A  Institutional  Sweep              Class A          Class I
                                  ----------  -------------  -----              -------          -------
Investment Advisory Fee              0.40         0.40       0.40               0.40             0.40
Administrative Fee                   0.20         0.20       0.20               0.12             0.12
Shareholder Service Fee               -           0.25       0.25                -                -
Distribution (12b-1) Fee*            0.50          -          -                 0.50              -
Other Operating Expenses             0.21         0.21       0.20               0.21             0.21

  TOTAL ANNUAL OPERATING EXPENSES    1.31         1.06       1.05               1.23             0.73

* The current fee data does not reflect the voluntary  waivers of the  investment  advisory fee payable to the  Adviser or the  distribution  fee  payable to Morgan  Keegan.  PRO FORMA  data does not  reflect  the contractual waiver of the portion of the investment advisory fee payable to the Adviser.

EXAMPLE
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Acquired Fund and in the corresponding Acquiring Fund after the Reorganizations for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as currently shown in the above tables. The same assumptions apply in the case of the Acquiring Funds. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the fee waiver arrangements for the Acquired Funds (for all periods shown). Based on the above assumptions, you would pay the following expenses if you redeemed your shares at the end of each period shown.

LEADER FUNDS (CURRENT)                         1 Year     3 Years    5 Years    10 Years
LEADER Growth Equity Fund
  [ ]   Investor A Shares                      $711       $1,050     $1,412     $2,428
  [ ]   Investor B Shares (with Redemption)    $742       $1,045     $1,475     $2,550
  [ ]   Institutional Shares                   $174       $539       $928       $2,019
LEADER Growth & Income Fund
  [ ]   Investor A Shares                      $692       $992       $1,313     $2,221
  [ ]   Investor B Shares (with Redemption)    $721       $982       $1,369     $2,336
  [ ]   Institutional Shares                   $151       $468       $808       $1,768
LEADER Balanced Fund
  [ ]   Investor A Shares                      $724       $1,088     $1,476     $2,560
  [ ]   Investor B Shares (with Redemption)    $755       $1,085     $1,540     $2,682
  [ ]   Institutional Shares                   $182       $563       $970       $2,105
LEADER Tax-Exempt Bond Fund
  [ ]   Investor A Shares                      $633       $965       $1,319     $2,316
  [ ]   Investor B Shares (with Redemption)    $735       $1,024     $1,440     $2,484
  [ ]   Institutional  Shares                  $165       $511       $881       $1,922
LEADER Intermediate Bond Fund
  [ ]   Investor A Shares                      $593       $844       $1,113     $1,882
  [ ]   Investor B Shares (with Redemption)    $695       $903       $1,237     $2,061
  [ ]   Institutional Shares                   $124       $387       $670       $1,477
LEADER Tax-Exempt Money Market Fund
  [ ]   Investor A Shares                      $156       $483       $834       $1,824
  [ ]   Institutional Shares                   $130       $406       $702       $1,545
  [ ]   Sweep Shares                           $131       $409       $708       $1,556
LEADER Money Market Fund
  [ ]   Investor A Shares                      $133       $415       $718       $1,579
  [ ]   Institutional Shares                   $108       $337       $585       $1,294
  [ ]   Sweep Shares                           $107       $334       $579       $1,283

REGIONS MORGAN KEEGAN SELECT FUNDS (PRO FORMA)
                                               1 Year     3 Years    5 Years    10 Years
Regions Morgan Keegan Select LEADER Growth
Equity Fund
  [ ]   Class A Shares                         $701       $1,018     $1,358     $2,315
  [ ]   Class I Shares                         $137       $428       $739       $1,624
Regions Morgan Keegan Select LEADER Growth &
Income Fund
  [ ]   Class A Shares                         $680       $954       $1,249     $2,085
  [ ]   Class I Shares                         $112       $350       $606       $1,340
Regions Morgan Keegan Select LEADER Balanced
Fund                                           $710       $1,048     $1,407     $2,417
  [ ]   Class A Shares                         $143       $443       $766       $1,680
  [ ]   Class I Shares
Regions Morgan Keegan Select LEADER
Tax-Exempt Bond Fund
  [ ]   Class A Shares                         $349       $662       $997       $1,944
  [ ]   Class I Shares                         $126       $393       $681       $1,500

Regions Morgan Keegan Select LEADER
Intermediate Bond Fund
  [ ]   Class A Shares                         $310       $543       $794       $1,513
  [ ]   Class I Shares                         $87        $271       $471       $1,049
Regions Morgan Keegan Select LEADER
Tax-Exempt Money Market Fund
  [ ]   Class A Shares                         $147       $456       $787       $1,724
  [ ]   Class I Shares                         $96        $300       $520       $1,155
Regions Morgan Keegan Select LEADER Money
Market Fund
  [ ]   Class A Shares                         $125       $390       $676       $1,489
  [ ]   Class I Shares                         $75        $233       $406       $906

COMPARISON OF FEES AND EXPENSES (SHORT TERM BOND FUNDS ONLY)

The following table shows a comparison of the current fees and expenses of the LEADER Short Term Bond Fund (the "Acquired Short Term Bond Fund") and estimated PRO FORMA fees and expenses of the Regions Morgan Keegan Select LEADER Short Term Bond Fund (the "Acquiring Short Term Bond Fund"), giving effect to the Reorganization. Expenses for the LEADER Short Term Bond Fund, as set forth in the following table, do not reflect the voluntary expense limitation arrangement currently in effect, which may be terminated at any time. PRO FORMA fees, expenses and examples for the Regions Morgan Keegan Select LEADER Short Term Bond Fund reflect estimated fees and expenses of the Regions Morgan Keegan Select LEADER Short Term Bond Fund after giving effect to the proposed Reorganization.

SALES CHARGES
-------------

LEADER SHORT TERM BOND FUND

SHAREHOLDER FEES (fees paid directly from your
investment)                                    Investor A   Investor B   Institutional
Maximum sales charge (Load)                    4.75%        None         None
(as a percentage of offering price)            None         None         None
Maximum Sales charge (Load) imposed on
reinvested dividends and other distributions   None         None         None
Maximum deferred sales charge (Load)*          None         5.00%        None
Redemption fee (as a percentage of amount
redeemed)                                      2.00%        2.00%        2.00%
Exchange fee                                   None         None         None
Maximum Account fee                            None         None         None

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND

SHAREHOLDER FEES (fees paid directly from
your investment)                               Class A      Class I

Maximum sales charge (Load)                    1.50%        None
(as a percentage of offering price)            None         None
Maximum Sales charge (Load) imposed on
reinvested dividends and other distributions   None         None
Maximum deferred sales charge (Load)**         None         None
Redemption fee (as a percentage of amount
redeemed)                                      None         None
Exchange fee                                   None         None
Maximum Account fee                            None         None

* On  purchases  of Investor A Shares over $1 million,  the LEADER Short Term Bond Fund may charge a 1% contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after  purchase by  shareholders  that would have otherwise been subject to a sales charge.

** On  purchases of $1 million or more,  a CDSC of 1.00% of the  redemption  amount may apply to Class A Shares redeemed within 12 months of the purchase.

OPERATING EXPENSES
------------------

                                                                   REGIONS MORGAN KEEGAN SELECT
                                   LEADER SHORT TERM BOND FUND     LEADER SHORT TERM BOND FUND
                                           CURRENT                          PRO FORMA
                                  Investor A  Investor B  Institutional      Class A    Class I
                                  ----------  ----------  -------------      -------    -------
Investment Advisory Fee*            0.55       0.55         0.55              0.55       0.55
Administrative Fee                  0.20       0.20         0.20              0.12       0.12
Shareholder Service Fee              -         0.25         0.30               -          -
Distribution (12b-1) Fee*           0.30       0.75          -                0.25        -
Other Operating Expenses            0.32       0.33         0.33              0.33       0.34

 TOTAL ANNUAL OPERATING EXPENSES    1.37       2.08         1.38              1.25       1.01

*  Through the  one-year  anniversary  date of the closing of the  Reorganization  of these two
   Funds, the Adviser will waive  contractually  0.20% of its investment advisory fees from the
   Regions Morgan Keegan Select LEADER Short Term Bond Fund.

EXAMPLE

The example is intended to help you compare the cost of investing in the LEADER Short Term Bond Fund and in the Regions Morgan Keegan Select LEADER Short Term Bond Fund on a pro forma basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in the LEADER Short Term Bond Fund and in the Regions Morgan Keegan Select LEADER Short Term Bond Fund after the Reorganization for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as currently shown in the above tables. The same assumptions apply in the case of the Regions Morgan Keegan Select LEADER Short Term Bond Fund. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary expense caps for the LEADER Short Term Bond Fund (for all periods shown). Based on the above assumptions, you would pay the following expenses if you redeemed your shares at the end of each period shown.

                                               1 Year    3 Years   5 Years    10 Years
LEADER Short Term Bond Fund
  [ ]   Investor A Shares                      $608       $888       $1,189      $2,043
  [ ]   Investor B Shares (with Redemption)    $711       $952       $1,319      $2,229
  [ ]   Institutional Shares                   $140       $437       $755        $1,657


                                               1 Year    3 Years   5 Years    10 Years
Regions Morgan Keegan Select LEADER Short Term Bond Fund
  [ ]   Class A Shares                         $275        $541    $826       $1,639
  [ ]   Class I Shares                         $103        $322    $558       $1,236

PERFORMANCE INFORMATION

Each Acquiring Fund is newly organized and has no assets, operating history or performance information of its own as of the date of this Prospectus/Proxy Statement. After the Reorganizations, which are subject to shareholder approval, each Acquiring Fund, as the successor to a corresponding Acquired Fund, will assume the operating history and performance record of that Acquired Fund.

The bar charts below give some indication of the risks of an investment in the Acquired Funds by showing changes in the performance of Investor A and Institutional Shares of each Acquired Fund from year to year. The table below each bar chart shows the average annual total returns of Investor A and Institutional Shares of each Acquired Fund for the past one, five and ten years or since inception through December 31, 2003 and compares that performance to the returns of a broad-based index. The average annual return figures reflect that Acquired Fund's expenses and the maximum sales charge that you may be required to pay when you buy or redeem that Fund's shares.

Past performance is no guarantee of future results.

LEADER GROWTH EQUITY FUND

INVESTOR A

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1){2)

[BAR CHART IN %]

                     1994                      -5.84%
                     1995                      34.87%
                     1996                      21.43%
                     1997                      20.48%
                     1998                      30.70%
                     1999                      23.45%
                     2000                      -2.26%
                     2001                      -12.24%
                     2002                      -22.27%
                     2003                      24.44%


For the period January 1, 2004 through September 30, 2004, the Fund's total return was -4.48%.

                  Best quarter:          Q4   1998   21.43%
                  Worst quarter:         Q3   2002  -14.60%
                  -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS(2) (for the periods ending December 31, 2003)

                                                  ONE         FIVE        TEN
                                                  YEAR        YEAR        YEAR
                                                --------------------------------
LEADER GROWTH EQUITY FUND
     Investor A Shares
        Return Before Taxes                      17.65%      -0.65%      8.92%
        Return After Taxes on Distributions(3)   17.65%      N/A         N/A
        Return After Taxes on Distributions
          and Sale of Fund                       11.47%      N/A         N/A
        Shares(3)
     S&P 500(R) INDEX(4)                         28.67%      -0.57%      11.06%
     LIPPER LARGE CAP GROWTH INDEX(4)            26.96%      -5.53%      7.77%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflect the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Investor A Shares or Investor B Shares (as applicable) of the Fund as stated in this Prospectus/Proxy Statement (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code o 1986, as amended (the "Code"). If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) The predecessor fund was not subject to the same distribution requirement as a regulated investment company. As a result, no after-tax performance information is shown for this Fund for the five and ten year periods. After-tax returns for the one year period are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                     1994                        5.56%
                     1995                       35.28%
                     1996                       21.79%
                     1997                       20.84%
                     1998                       31.09%
                     1999                       28.83%
                     2000                       -1.97%
                     2001                      -11.97%
                     2002                      -22.13%
                     2003                       24.93%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -4.31%.

                    Best quarter:            Q4   1998   21.52%
                    Worst quarter:           Q3   2002  -14.54%

AVERAGE ANNUAL TOTAL RETURNS(2) (for the periods ending December 31, 2003)

                                             ONE        FIVE       TEN
                                             YEAR       YEAR       YEAR
--------------------------------------------------------------------------------
LEADER GROWTH EQUITY FUND
    Return Before Taxes(3)                   24.93%     0.78%     9.87%
    Return After Taxes on Distributions(3)   24.93%     N/A       N/A
    Return After Taxes on Distributions
      and Sale of Fund Shares(3)             16.21%     N/A       N/A
S&P 500(R) INDEX(4)                          28.67%     -0.57%    11.06%
LIPPER LARGE CAP GROWTH INDEX(4)             26.96%     -5.53%    7.77%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Institutional Shares of the Fund as stated in this Prospectus/Proxy Statement (i.e., adjusted to reflect anticipated absent any fee waivers). The predecessor fund was not registered under the 1940 Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) The predecessor fund was not subject to the same distribution requirement as
a  regulated   investment  company.  As  a  result,  no  after-tax   performance
information is shown for this Fund.

(4) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

LEADER GROWTH & INCOME FUND

INVESTOR A

For  periods  prior to the  commencement  of  operations  of  Investor  A Shares
(10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)
[BAR CHART IN %]

                        1995                       30.94%
                        1996                       21.53%
                        1997                       28.60%
                        1998                       30.05%
                        1999                       17.81%
                        2000                       -9.86%
                        2001                       -11.40%
                        2002                       -19.98%
                        2003                       23.81%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.53%.

                    Best quarter:           Q4   1998    16.22%
                    Worst quarter:          Q3   2002   -13.67%
                    ------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                                      ONE           FIVE      SINCE
                                                                      YEAR          YEAR       FUND
                                                                                             INCEPTION
                                                                                              (9/1/94)
                                                                      ---------------------------------
LEADER GROWTH & INCOME FUND
     Investor A Shares
        Return Before Taxes                                           16.97%       -2.50%      9.06%
        Return After Taxes on Distributions(2)                        16.83%       -2.92%      8.34%
        Return After Taxes on Distributions and Sale of Fund          11.19%       -2.29%      7.62%
        Shares(2)
     S&P 500(R) INDEX(3)                                              28.67%       -0.57%      11.44%
     LIPPER LARGE CAP CORE FUNDS INDEX(3)                             24.80%       -1.08%      9.72%


(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest  historical  individual  federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax  returns shown are not relevant to investors  who hold  their Fund  shares  through  tax-deferred  arrangements,  such as 401(k)  plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged,  independently  maintained U.S.
large  capitalization  stock index. The information  provided regarding the Lipper Large Cap Core Funds
Index shows how the Fund's average  annual total returns  compare with the returns of an index of funds that the Adviser believes have similar investment objectives.  The returns of each index do not reflect the effect of taxes.

INSTITUTIONAL

                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

[BAR CHART IN %]
                     1995                   31.30%
                     1996                   21.88%
                     1997                   28.97%
                     1998                   30.45%
                     1999                   18.18%
                     2000                   -9.60%
                     2001                  -11.08%
                     2002                  -19.85%
                     2003                   24.23%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.74%.

             Best quarter:                 Q4   1998   16.30%
             Worst quarter:                Q3   2002  -13.60%

AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending December 31, 2003)

                                              ONE       FIVE        TEN
                                              YEAR      YEAR        YEAR
--------------------------------------------------------------------------------
LEADER GROWTH & INCOME FUND
    Return Before Taxes                     24.23%     -1.11%     10.05%
    Return After Taxes on Distributions(3)  24.02%     -1.58%      9.29%
    Return After Taxes on Distributions
      and Sale of Fund Shares(3)            15.97%     -1.15%      8.50%
    S&P 500(R) INDEX(4)                     28.67%     -0.57%     11.06%
    LIPPER LARGE CAP CORE FUNDS INDEX(4)    24.80%     -1.08%      9.27%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER BALANCED FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (2/20/2001), performance information shown in the bar chart and table for that class is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)
[BAR CHART IN %]

                         2002              -2.96%
                         2003              14.17%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -1.66%.

                   Best quarter:           Q4   2003     8.45%
                   Worst quarter:          Q2   2002    -3.54%
                   ------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                       ONE           SINCE
                                                       YEAR           FUND
                                                                   INCEPTION
                                                                    (1/3/01)
                                                    --------------------------
LEADER BALANCED FUND
     Investor A Shares
        Return Before Taxes                           7.92%           0.56%
        Return After Taxes on Distributions(2)        7.52%          -0.21%
        Return After Taxes on Distributions
          and Sale of Fund Shares(2)                  5.35%           0.02%
        S&P 500(R) INDEX(3)                          28.67%          -4.72%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND
INDEX(3)                                              4.31%           7.68%
LIPPER BALANCED INDEX(3)                             19.94%           0.95%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                        2002                 -2.68%
                        2003              ___14.58%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -1.46%.

                     Best quarter:             Q4   2003   8.63%
                    Worst quarter:             Q2   2002  -3.46%

AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending December 31, 2003)

                                                              SINCE FUND
                                                 ONE          INCEPTION
                                                 YEAR          (1/3/01)
--------------------------------------------------------------------------------
LEADER BALANCED FUND
    Return Before Taxes                          14.58%          2.81%
    Return After Taxes on Distributions(2)       14.09%          1.94%
    Return After Taxes on Distributions
      and Sale of Fund Shares(2)                  9.73%          1.87%
S&P 500(R) INDEX(3)                              28.67%         -4.72%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT
BOND INDEX(3)                                     4.31%          7.68%
LIPPER BALANCED INDEX(3)                         19.94%          0.95%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER TAX-EXEMPT BOND FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (12/26/2000) of the Fund, performance information shown in the bar chart and the table for that class is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                           2001               4.05%
                           2002               8.06%
                           2003               3.09%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.32%.


                    Best quarter:          Q3   2002    3.77%
                    Worst quarter:         Q4   2001   -1.20%
                    -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                         ONE           SINCE
                                                         YEAR           FUND
                                                                     INCEPTION
                                                                     (7/24/00)
                                                      --------------------------
LEADER TAX-EXEMPT BOND FUND
     Investor A Shares
        Return Before Taxes                              -1.79%        4.17%
        Return After Taxes on Distributions(2)           -1.94%        4.02%
        Return After Taxes on Distributions
          and Sale of Fund Shares(2)                     -0.06%        4.06%
         LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(3)   4.13%        6.83%
 LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(3)        4.36%        6.41%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

[BAR CHART IN %]

                       2001                4.22%
                       2002                8.48%
                       2003                3.37%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.44%.

               Best quarter:                       Q3   2002   3.94%
               Worst quarter:                      Q4   2001  -1.23%

AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending December 31, 2003)

                                                                     SINCE FUND
                                                        ONE          INCEPTION
                                                       YEAR         (7/24/00)
--------------------------------------------------------------------------------
LEADER TAX-EXEMPT BOND FUND
    Return Before Taxes                                 3.37%           5.95%
    Return After Taxes on Distributions(3)              3.21%           5.79%
    Return After Taxes on Distributions and Sale
      of Fund Shares(3)                                 3.45%           5.63%
LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(4)          4.13%           6.83%
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(4)       4.36%           6.41%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER INTERMEDIATE BOND FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (12/26/2000), performance information shown in the bar chart and the table for that class is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to the Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.


                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                      1995                     14.69%
                      1996                      3.07%
                      1997                      7.55%
                      1998                      7.86%
                      1999                     -4.46%
                      2000                     11.58%
                      2001                      7.91%
                      2002                      9.79%
                      2003                      2.98%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -0.77%.

                 Best quarter:          Q2   1995    5.11%
                 Worst quarter:         Q2   1999   -2.20%
                 -----------------------------------------

AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending December 31, 2003)

                                                        ONE          FIVE         SINCE
                                                        YEAR         YEAR         FUND
                                                                                 INCEPTION
                                                                                 (9/1/94)
                                                     ---------------------------------------
LEADER INTERMEDIATE BOND FUND
     Investor A Shares
        Return Before Taxes                             -1.91%        4.39%          5.57%
        Return After Taxes on Distributions(2)          -3.29%        2.24%          3.27%
        Return After Taxes on Distributions
          and Sale of Fund Shares(2)                    -1.21%        2.37%          3.28%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND      4.31%        6.65%          7.22%
     INDEX(3)
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX(3)  5.41%        6.23%          7.14%

(1) Both the chart and the table  assume  reinvestment  of all  dividends  and  capital  gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect  the impact of state and local  taxes.  Actual  after-tax returns  depend on an investor's  tax  situation  and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares  through  tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Intermediate Government/Credit Bond Index referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

[BAR CHART IN %]

                        1995                    14.95%
                        1996                     3.43%
                        1997                     7.86%
                        1998                     8.19%
                        1999                    -4.14%
                        2000                    11.82%
                        2001                     8.00%
                        2002                    10.02%
                        2003                     3.28%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -0.55%.

              Best quarter:                       Q2   1995   5.19%
              Worst quarter:                      Q2   1999  -2.12%

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
                                                                                             SINCE FUND
                                                                     ONE           FIVE      INCEPTION
                                                                     YEAR          YEAR       (9/1/94)
-------------------------------------------------------------------------------------------------------
LEADER INTERMEDIATE BOND FUND
    Return Before Taxes                                              3.28%         5.64%       6.40%
    Return After Taxes on Distributions(3)                           1.73%         3.43%       4.05%
    Return After Taxes on Distributions and Sale of Fund             2.16%         3.41%       3.98%
      Shares(3)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(4)         4.31%         6.65%       7.22%
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX(4)              5.41%         6.23%       7.14%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) Institutional  Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional  Shares" effective
September 1, 2000. Unlike Class A Shares,  purchases of Institutional Shares are not subject to any sales charges.  As a result,  the  average  annual  total  return  figures  set forth  above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical  individual federal marginal income tax rates and do not reflect  the impact of state and local  taxes.  Actual  after-tax  returns  depend on an investor's  tax  situation and may differ from those shown.  After-tax  returns shown are not relevant to investors  who hold  their  Fund  shares  through  tax-deferred  arrangements,  such as  401(k)  plans or individual retirement accounts.

(4) The Lehman Brothers  Intermediate  Government/Credit  Bond Index  referenced in the table above is an unmanaged,  independently  maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate  Investment Grade Debt Fund Index shows how the Fund's  average  annual  total  returns  compare  with the  returns of an index of funds that the
Adviser believes have similar investment objectives.  The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER TAX-EXEMPT MONEY MARKET FUND

INVESTOR A

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                      2001              1.63%
                      2002              0.46%
                      2003              0.22%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.16%.


               Best quarter:          Q1   2001    0.59%
               Worst quarter:         Q3   2003    0.04%
               -----------------------------------------


AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending  December 31, 2003)

                                               ONE           SINCE
                                               YEAR           FUND
                                                            INCEPTION
                                                            (9/6/00)
                                              -----------------------
LEADER TAX-EXEMPT MONEY MARKET FUND
     Investor A Shares                         0.22%          1.01%

(1) Both the chart and the table assume reinvestment of all dividends.


INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                    2001                   2.14%
                    2002                   0.97%
                    2003                   0.54%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.25%.

            Best quarter:                    Q1   2001   0.72%
            Worst quarter:                   Q3   2003   0.09%

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
                                                                    SINCE FUND
                                                       ONE          INCEPTION
                                                      YEAR          (9/6/00)
--------------------------------------------------------------------------------
LEADER TAX-EXEMPT MONEY MARKET FUND                    0.54%           1.47%

(1) Both the chart and the table assume reinvestment of all dividends.

LEADER MONEY MARKET FUND

INVESTOR A

For  periods  prior to the  commencement  of  operations  of  Investor  A Shares
(10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                     2000                        5.49%
                     2001                        3.29%
                     2002                        0.87%
                     2003                        0.27%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.20%.


               Best quarter:          Q4   2000    1.44%
               Worst quarter:         Q4   2003    0.03%
               -----------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

                                                           ONE         SINCE
                                                           YEAR        FUND
                                                                     INCEPTION
                                                                     (7/7/99)
                                                       ----------- ------------
LEADER MONEY MARKET FUND
     Investor A Shares                                     0.27%       2.67%

(1) Both the chart and the table assume reinvestment of all dividends.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

[BAR CHART IN %]

                     2000                       6.03%
                     2001                       3.80%
                     2002                       1.38%
                     2003                       0.77%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.58%.

                    Best quarter:                Q4   2000   1.57%
                    Worst quarter:               Q4   2003   0.16%

                                                AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
                                                                     SINCE FUND
                                                        ONE          INCEPTION
                                                        YEAR          (7/7/99)
--------------------------------------------------------------------------------
LEADER MONEY MARKET FUND                                0.77%           3.18%

(1) Both the chart and the table assume reinvestment of all dividends.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

LEADER SHORT TERM BOND FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (3/8/2001), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                       2002                        5.14%
                       2003                        5.08%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.01%.


                   Best quarter:          Q4   2002    3.10%
                   Worst quarter:         Q1   2002   -0.78%
                   -----------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending December 31, 2003)
                                                           ONE         SINCE
                                                           YEAR        FUND
                                                                     INCEPTION
                                                                     (1/5/01)
                                                         -----------------------
LEADER SHORT TERM BOND FUND
     Investor A Shares
        Return Before Taxes                                 0.06%       3.28%
        Return After Taxes on Distributions(2)             -1.09%       1.81%
        Return After Taxes on Distributions and
          Sale of Fund Shares(2)                            0.02%       1.89%
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX(3)         2.81%       5.93%
LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX(3)           2.65%       4.76%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

                         2002                     5.45%
                         2003                     5.38%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.23%.

               Best quarter:                Q4   2002   3.07%
               Worst quarter:               Q1   2002  -0.71%

AVERAGE ANNUAL TOTAL RETURNS  (for the periods ending December 31, 2003)
                                                                      SINCE FUND
                                                         ONE          INCEPTION
                                                         YEAR          (1/5/01)
--------------------------------------------------------------------------------
LEADER SHORT TERM BOND FUND
    Return Before Taxes                                  5.38%           5.22%
    Return After Taxes on Distributions(2)               4.07%           3.65%
    Return After Taxes on Distributions and Sale
      of Fund Shares(2)                                  3.48%           3.48%
    LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX(3)  2.81%           5.93%
    LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX(3)    2.65%           4.76%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

For more information regarding the total return of each Acquired Fund, see the "Financial Highlights" section of its Prospectus, which has been made a part of this Prospectus/Proxy Statement by reference.

COMPARISON OF DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGE FEATURES

     DISTRIBUTION FEATURES

BISYS Fund Services, Inc. and its affiliates (collectively, "BISYS") serves as distributor of the Acquired Funds. Assuming shareholder approval of the Reorganizations, Morgan Keegan would serve as distributor of the Acquiring Funds. Morgan Keegan, a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Each of the Acquired Trust and the Acquiring Trust has adopted a distribution plan with respect to certain of its series. Overall, each applicable Acquired Fund has the same or lower aggregate distribution fees as the corresponding Acquiring Fund.

     PURCHASE, REDEMPTION AND EXCHANGE FEATURES

BISYS also serves as transfer agent for the Acquired Funds. If shareholders approve the Reorganizations, Morgan Keegan would serve as transfer agent for the Acquiring Funds shortly after the Reorganizations.

Shares of the Acquiring Funds may be purchased through Morgan Keegan or another intermediary and such intermediary may accept orders to purchase shares by mail, telephone, or by automatic investment. Shares of the Acquired Funds could be purchased through BISYS or another intermediary, which could accept orders to purchase shares by telephone, mail, overnight service, wire or by automatic investment.

Shares of the Acquiring Funds may be redeemed through Morgan Keegan or another intermediary and such intermediary may accept orders to redeem shares by mail, telephone, or by systematic withdrawal. Shares of the Acquired Funds could be redeemed through BISYS or another intermediary, which could accept orders to redeem shares by telephone, mail, overnight service, wire, systematic withdrawal, or by check writing (for money market funds only).

Shares of the Acquiring Funds may be exchanged with shares of any other of the Regions Morgan Keegan Select family of mutual funds through Morgan Keegan or another intermediary by telephone or mail. Shares of the Acquired Funds could be exchanged with shares of any other of the LEADER Funds through BISYS or another intermediary by telephone or mail.

                               THE REORGANIZATIONS

SUMMARY OF THE REORGANIZATIONS

In an effort to reduce costs for shareholders of the Acquired Funds and create opportunity for further economies of scale, enhance the cash flow into the Acquired Funds, enhance the shareholder services available to their investors and promote efficiency of operations and governance within the Regions fund family, the Adviser is proposing that each Acquired Fund be reorganized into a corresponding Acquiring Fund.

As discussed in detail below, the Board held several meetings to evaluate the Reorganizations and considered a range of factors in reviewing the Reorganizations on behalf of the shareholders. After careful consideration, the Board unanimously concluded that participation in the Reorganizations is in the best interests of the Acquired Funds and that the interests of their existing shareholders would not be diluted as a result of their effecting the Reorganizations and recommends that the shareholders of each Acquired Fund vote in favor of the proposal to reorganize that Acquired Fund into the corresponding Acquiring Fund as set forth in this Prospectus/Proxy Statement.

On December 3, 2004, the Board approved the Reorganization Plan between the Acquired Trust, on behalf of LEADER Short Term Bond Fund, and Morgan Keegan Select Fund, Inc., on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund (see Appendix B), and the Reorganization Plan between the Acquired Trust, on behalf of the other Acquired Funds, and Regions Morgan Keegan Select Funds, on behalf of its series listed below (see Appendix A). Each Reorganization Plan contemplates a Reorganization consisting of the transfer of all the assets of an Acquired Fund to a corresponding Acquiring Fund in exchange solely for the assumption by that Acquiring Fund of all of that Acquired Fund's liabilities and shares of that Acquiring Fund, which will then be distributed to shareholders of that Acquired Fund. Pursuant to the Reorganization Plans, each shareholder of Investor A and Investor B shares of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund with the same net asset value as those Acquired Fund shares the shareholder held immediately prior to the Reorganization, and each shareholder of Institutional and Sweep shares of an Acquired Fund will receive Class I shares of the corresponding Acquiring Fund with the same net asset value as those Acquired Fund shares the shareholder held immediately prior to the Reorganization. Accordingly, following completion of the proposed Reorganizations, shareholders of each Acquired Fund will own shares of the corresponding class of the Acquiring Fund, as set forth in the chart below:

              ACQUIRED FUNDS                             ACQUIRING FUNDS
              --------------                             ---------------

LEADER Growth Equity Fund                   Regions Morgan Keegan Select LEADER
                                            Growth Equity Fund
  [ ]   Investor A Shares and Investor B      [ ]   Class A Shares
        Shares                                [ ]   Class I Shares
  [ ]   Institutional Shares

 LEADER Growth & Income Fund                Regions Morgan Keegan Select LEADER
                                            Growth & Income Fund
  [ ]   Investor A Shares and Investor B      [ ]   Class A Shares
        Shares                                [ ]   Class I Shares
  [ ]   Institutional Shares

LEADER Balanced Fund                        Regions Morgan Keegan Select LEADER
                                            Balanced Fund
  [ ]   Investor A Shares and Investor B      [ ]   Class A Shares
        Shares                                [ ]   Class I Shares
  [ ]   Institutional Shares

LEADER Tax-Exempt Bond Fund                 Regions Morgan Keegan Select LEADER
                                            Tax-Exempt Bond Fund
  [ ]   Investor A Shares and Investor B      [ ]   Class A Shares
        Shares                                [ ]   Class I Shares
  [ ]   Institutional Shares

LEADER Intermediate Bond Fund               Regions Morgan Keegan Select LEADER
                                            Intermediate Bond Fund
  [ ]   Investor A Shares and Investor B      [ ]   Class A Shares
        Shares                                [ ]   Class I Shares
  [ ]   Institutional Shares

LEADER Tax-Exempt Money Market Fund         Regions Morgan Keegan Select LEADER
                                            Tax-Exempt Money Market Fund
  [ ]   Investor A Shares                     [ ]   Class A Shares
  [ ]   Institutional Shares and Sweep        [ ]   Class I Shares
        Shares

LEADER Money Market Fund                    Regions Morgan Keegan Select LEADER
                                            Money Market Fund
  [ ]   Investor A Shares                     [ ]   Class A Shares
  [ ]   Institutional Shares and Sweep        [ ]   Class I Shares
        Shares

LEADER Short Term Bond Fund                 Regions Morgan Keegan Select LEADER
                                            Short Term Bond Fund
  [ ]   Investor A Shares and Investor B      [ ]   Class A Shares
        Shares                                [ ]   Class I Shares
  [ ]   Institutional Shares

The Board approved the proposed Reorganization of each Acquired Fund contingent upon receipt of shareholder approval of the Reorganization Plan affecting that Fund. The Board recommends that the shareholders of each Acquired Fund approve the applicable Reorganization Plan. The consummation of one Reorganization is not contingent on the consummation of any other Reorganization.

KEY POINTS ABOUT THE REORGANIZATIONS

Under the proposed Reorganizations, each Acquired Fund's assets and liabilities would be transferred to a newly created Acquiring Fund. The Adviser would serve as each Acquiring Fund's investment adviser, subject to the direction of the applicable RMK Fund Board of Trustees/Directors. The following points describe certain important aspects of the new arrangements immediately after the Reorganizations take effect:

     o The Adviser has advised the Board that the investment objective, strategies, policies, restrictions and risks of each Acquiring Fund would be identical to its corresponding Acquired Fund.

     o The Adviser would continue to serve as investment adviser of the Acquiring Funds at contractual advisory fee rates identical to those now being charged to the corresponding Acquired Funds.

     o The Adviser has advised the Board that the shareholder fees and operating expenses of the Acquiring Funds would be no greater (and, in most cases, lower) than those current fees and expenses of the Acquired Funds.

     o The Adviser has advised the Board that BISYS Fund Services, Inc. and its affiliates (collectively, "BISYS") will provide sub-administrative and continue to provide accounting and transfer agency services to the Acquired Funds until they are merged or Morgan Keegan takes over providing those services in 2005. Morgan Keegan will provide administrative and distribution services for the Acquiring Funds in order to seek to improve the potential cash flow to them.

     o The Acquired Fund shareholders would, upon consummation of the Reorganizations, be part of a large fund family that has over $5.5 billion in assets, with its focus on distribution through Morgan Keegan and Regions Bank, a subsidiary of Regions.

     o The Acquiring Funds, through their exchange features, would offer the shareholders of the Acquired Funds the opportunity to select among a wider universe of funds than currently offered those shareholders.

     o The Adviser has agreed to bear all costs associated with the Reorganizations, including the costs of the shareholder meetings, soliciting shareholders, all trustee fees paid in respect of special meetings held for the purpose of evaluating the Reorganizations and related counsel fees.

     o Shareholders of the Acquired Funds would retain the same value of their holdings in the Acquiring Funds as they had in the Acquired Funds, so that there would be no dilution with respect to their shares as a result of the Reorganizations.

     o The Reorganizations would be effected on a tax-free basis for federal income tax purposes, so the Reorganizations would be tax-free to the shareholders of the Acquired Funds.

     o The capitalization of each Acquiring Fund on the date of the closing of the Reorganizations would be the same as that of the corresponding Acquired Fund.

FEDERAL INCOME TAX CONSIDERATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Code. The Acquired Trust and the RMK Funds will receive opinions of Kirkpatrick & Lockhart LLP, the RMK Funds' counsel ("Opinions"), substantially to the effect that, based on certain representations and assumptions and subject to certain conditions, for federal income tax purposes, with respect to each Reorganization:

          (1) The Acquiring Fund's acquisition of the Acquired Fund's assets in exchange solely for the Acquiring Fund's shares and its assumption of the Acquired Fund's liabilities, followed by the Acquired Fund's distribution of those shares pro rata to its shareholders constructively in exchange for their Acquired Fund shares, will qualify as a "reorganization" as defined in section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          (2) The Acquired Fund will recognize no gain or loss on the transfer to the Acquiring Fund of its assets in exchange solely for the Acquiring Fund's shares and assumption of the Acquired Fund's liabilities or on the subsequent distribution of those shares to the Acquired Fund's shareholders in constructive exchange for their Acquired Fund shares;

          (3) The Acquiring Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for its shares and assumption of the Acquired Fund's liabilities;

          (4) The Acquiring Fund's basis in each transferred asset will be the same as the Acquired Fund's basis therein immediately before the Reorganization, and the Acquiring Fund's holding period for each such asset will include the Acquired Fund's holding period therefor;

          (5) An Acquired Fund shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to a Reorganization Plan;

          (6) An Acquired Fund shareholder's aggregate basis in the Acquiring Fund shares it receives in a Reorganization will be the same as the aggregate basis in its Acquired Fund shares it constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the shareholder holds them as capital assets at the time of the closing of the Reorganization; and

          (7) For purposes of section 381 of the Code, the Acquiring Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Acquired Fund's taxable year, the Acquired Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Acquired Fund's taxable year before the Reorganization will be included in the Acquiring Fund's taxable year after the Reorganization.

Each Opinion may state that no opinion is expressed as to the effect of any Reorganization on the Funds or any Acquired Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Acquired  Fund  shareholders  should  consult  their tax advisers  regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganizations.

INFORMATION ABOUT THE ADVISER

Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions, a publicly held financial holding company that provides banking and other financial services. The Adviser's principal offices are located at 417 North 20th Street, Birmingham, AL 35203. The Adviser also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of ten open-end funds; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of two open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; and Regions Morgan Keegan Trust. As of August 31, 2004, the Adviser had more than $13 billion in total assets under management.

PORTFOLIO MANAGEMENT

The  Adviser  has  several  portfolio   managers  committed  to  the  day-to-day
management of the Acquiring Funds. The following table identifies each Fund's portfolio manager(s):

FUND                                    PORTFOLIO MANAGER(S)
----                                    --------------------
Growth Equity Fund                      Walter A. Hellwig and Charles A. Murray
Growth & Income Fund                    Walter A. Hellwig
Balanced Fund                           Walter A. Hellwig and Charles A. Murray
Tax-Exempt Bond Fund                    Chad A. Stafko and John B. Norris
Intermediate Bond Fund                  John B. Norris and Michael L. Smith
Short Term Bond Fund                    James C. Kelsoe and David H. Tannehill
Tax-Exempt Money Market Fund            Chad A. Stafko and John B. Norris
Money Market Fund                       Chad A. Stafko and John B. Norris


WALTER A. HELLWIG - Mr. Hellwig has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Hellwig is currently a Senior Vice President and Senior Portfolio Manager of the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Hellwig has twenty-eight years of experience in the investment management and research of equity and fixed-income securities in the financial services industry. Mr. Hellwig has a BSBA and an MBA from Washington University of St. Louis.

JAMES C. KELSOE, CFA - Mr. Kelsoe has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Kelsoe is currently Managing Director of Morgan Keegan and Company, Inc., and Senior Portfolio Manager of the Adviser. Mr. Kelsoe has fourteen years of experience in the investment management and research of fixed-income securities and alternative investments in the financial services industry. Mr. Kelsoe has a BS in Finance from the University of Alabama. He is a Chartered Financial Analyst.

CHARLES A. MURRAY - Mr. Murray has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Murray is currently a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for the Adviser. Mr. Murray has over thirty years of experience in investment management, research, and banking. Mr. Murray serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. Mr. Murray received a Bachelor of Science degree in Finance from the University of Alabama in 1970. He is a Chartered Financial Analyst.

JOHN B. NORRIS, V - Mr. Norris has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Norris is currently a Senior Vice President, Senior Portfolio Manager, and Economist for the Adviser. He is also the Economist for Regions Financial Corporation. Mr. Norris has twelve years of experience in the investment management and research of money market and fixed-income securities in the financial services industry. Mr. Norris has a BA in History from Wake Forest University and a MBA from the University of Baltimore. He is a candidate in the Chartered Financial Analyst program.

Michael L. Smith - Mr. Smith is a Senior Vice President and Senior Portfolio Manager at the Adviser. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith has over fourteen years experience in investment research, trading, and portfolio management. Mr. Smith has a BSBA from the University of Denver and an MBA from the Owen School at Vanderbilt University.

CHAD A. STAFKO - Mr. Stafko has served as a Portfolio Manager for at least the past 5 years. Mr. Stafko is currently an Assistant Vice President and Portfolio Manager for the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in the investment management and research of money market, fixed-income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a BS in Finance and an MBA from Southern Illinois University.

David H. Tannehill - Mr. Tannehill is a Portfolio Manager at the Adviser. From 2001 to 2004, Mr. Tannehill was a Portfolio Manager for Commerce Capital Management, Inc. where he was responsible for managing over $200 million in individual, individual trust, and endowment accounts. Mr. Tannehill has eight years prior experience with Morgan Keegan & Company, Inc. in investment research of both equity and fixed income securities. Mr. Tannehill has twenty years of investment experience in investment research and portfolio management. Mr. Tannehill earned a BBA in 1983 and an MBA in 1984 from the University of Mississippi. He is a Chartered Financial Analyst.

CAPITALIZATION

Each Acquiring Fund will be the accounting successor to the corresponding Acquired Fund after consummation of the Reorganization. The capitalization information shown for the Acquiring Funds assumes the exchange of Investor A and Investor B Shares of the Acquired Funds for Class A Shares of the Acquiring Funds and the exchange of Institutional Shares and Sweep Shares of the Acquired Funds for Institutional Shares of the Acquiring Funds. Additionally, the Acquiring Funds will not commence operations until the completion of the Reorganizations. Accordingly, the pro forma capitalization of the combined classes of each Fund will be identical to the capitalization of the corresponding classes of the Acquired Fund, shown in the tables below as of October 29, 2004.

              ACQUIRED TRUST                     CAPITALIZATION AS OF 10/29/04

         FUND               CLASS          NET ASSETS    SHARES OUTSTANDING       NAV
         ----               -----          ----------    ------------------       ---
     Growth Equity       Institutional    34,136,369.76      2,835,386.98        12.04

     Growth Equity            A            5,533,868.76        461,877.65        11.98

     Growth Equity            B              446,402.40         37,675.76        11.85

    Growth & Income      Institutional   127,443,455.83      5,056,290.80        25.20

    Growth & Income           A           10,564,184.47        419,726.24        25.17

    Growth & Income           B            1,452,179.01         58,072.46        25.01

       Balanced          Institutional    51,142,637.55      5,195,400.70         9.84

       Balanced               A            1,388,336.75        141,315.54         9.82

       Balanced               B            1,018,316.35        104,486.95         9.75

    Tax Exempt Bond      Institutional    12,902,667.38      1,246,919.25        10.35

    Tax Exempt Bond           A            1,772,161.46        171,373.90        10.34

    Tax Exempt Bond           B            1,312,525.75        126,973.19        10.34

   Intermediate Bond     Institutional    99,174,749.40      7,849,532.78        12.63

   Intermediate Bond          A            6,059,161.61        479,490.17        12.64

   Intermediate Bond          B              814,880.49         64,771.27        12.58

Tax Exempt Money Market  Institutional    15,820,384.12     15,827,201.81         1.00

Tax Exempt Money Market       A            3,414,488.70      3,415,584.20         1.00

Tax Exempt Money Market     Sweep          1,108,998.08      1,109,281.40         1.00

     Money Market        Institutional   115,255,406.48    115,279,972.64         1.00

     Money Market             A           61,497,386.83     61,510,979.82         1.00

     Money Market           Sweep         27,721,958.21     27,729,281.76         1.00

    Short Term Bond      Institutional    67,716,751.85      6,625,219.04        10.22

    Short Term Bond           A            5,900,957.97        577,437.63        10.22

    Short Term Bond           B            1,294,210.82        126,499.38        10.23

             ACQUIRING TRUST                     PRO FORMA CAPITALIZATION TABLE

         FUND               CLASS          NET ASSETS    SHARES OUTSTANDING       NAV
         ----               -----          ----------    ------------------       ---
 LEADER Growth Equity    Institutional    34,136,369.76      2,835,386.98          12.04

 LEADER Growth Equity         A            5,980,271.16        499,139.96          11.98

LEADER Growth & Income   Institutional   127,443,455.83      5,056,290.80          25.20

LEADER Growth & Income        A           12,016,363.48        477,421.08          25.17

    LEADER Balanced      Institutional    51,142,637.55      5,195,400.70           9.84

    LEADER Balanced           A            2,406,653.10        245,013.74           9.82

LEADER Tax Exempt Bond   Institutional    12,902,667.38      1,246,919.25          10.35

LEADER Tax Exempt Bond        A            3,084,687.21        298,310.62          10.34

  LEADER Intermediate
         Bond            Institutional    99,174,749.40      7,849,532.78          12.63

  LEADER Intermediate
         Bond                 A            6,874,042.10        543,958.57          12.64

   LEADER Tax Exempt
     Money Market        Institutional    16,929,382.20     16,936,483.21           1.00

   LEADER Tax Exempt
     Money Market             A            3,414,488.70      3,415,584.20           1.00

  LEADER Money Market    Institutional   142,977,364.69    143,009,254.40           1.00

  LEADER Money Market         A           61,497,386.83     61,510,979.82           1.00

           ACQUIRING CORPORATION                 PRO FORMA CAPITALIZATION TABLE

         FUND               CLASS          NET ASSETS    SHARES OUTSTANDING       NAV
         ----               -----          ----------    ------------------       ---
LEADER Short Term Bond   Institutional    67,716,751.85      6,625,219.04          10.22

LEADER Short Term Bond        A            7,195,168.79        704,072.74          10.22

FINANCIAL HIGHLIGHTS

Each Acquiring Fund is newly organized and has no performance history or operations of its own as of the date of this Prospectus/Proxy Statement. The Annual Report to Shareholders of the Acquired Trust, with respect to the Acquired Fund, for the period ended August 31, 2004, which includes the financial statements and financial highlights of the Acquired Funds for the periods indicated therein and the report of PricewaterhouseCoopers LLP, independent registered public accountants, is available upon request.


      PROPOSAL 1: APPROVAL OF REORGANIZATION PLAN BETWEEN LEADER TRUST AND
                                 ACQUIRING TRUST

At a meeting of the Board held on September 30, 2004, the Trustees of the Acquired Trust (the "Trustees") approved the Reorganization Plan between the Acquired Trust and the Acquiring Trust substantially in the form attached to this Prospectus/Proxy Statement as Appendix A, which qualifies in its entirety the following discussion. (In the following discussion of this Proposal 1, references to the "Reorganization Plan" are only to Appendix A and references to the "Reorganizations" are only to the Reorganizations provided for in that Reorganization Plan.) For the reasons set forth below, the Trustees, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Acquired Trust or the RMK Funds (the "Independent Trustees"), have determined that the Reorganizations are in the best interests of the shareholders of each of the Acquired Funds (which, for purposes of the following discussion of this Proposal 1, do not include the LEADER Short Term Bond Fund).

The Acquired Trust now submits separately to the shareholders of the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund a proposal to approve the Reorganization Plan. If approved, the Reorganizations are expected to take effect at the close of business on or about February 18, 2005. If a Reorganization is not completed for any reason with respect to an Acquired Fund, the Board may consider various options with respect to that Acquired Fund, which may include its liquidation and dissolution.

SUMMARY OF THE REORGANIZATIONS

The Reorganization Plan provides for the transfer of all of the assets of each Acquired Fund in exchange solely for shares of the corresponding Acquiring Fund (which, for purposes of the following discussion of this Proposal 1, do not include the Regions Morgan Keegan Select LEADER Short Term Bond Fund) and that Acquiring Fund's assumption of all of that Acquired Fund's liabilities. Immediately thereafter, each Acquired Fund will liquidate and distribute the Acquiring Fund shares it received in the exchange to its shareholders.

The value of the Acquiring Fund shares each Acquired Fund shareholder will own immediately after the Reorganizations will be the same as the value of the Acquired Fund shares that shareholder owned immediately before the Reorganizations. Until the Reorganizations, shareholders of the Acquired Funds will continue to be able to redeem their shares. Redemption requests received after the Reorganizations are consummated will be treated as requests received by the relevant Acquiring Fund for the redemption of the shares received by the shareholder in the Reorganizations.

The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations under section 368(a)(1)(F) of the Code. Accordingly, none of the Acquired Funds or their shareholders or the Acquiring Funds is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. See "The Reorganizations -- Federal Income Tax Considerations."

EVALUATION BY THE BOARD

At a special meeting of the Board held on September 30, 2004, the Board, including the Independent Trustees, approved the Reorganization Plan and the submission of the Reorganization Plan to shareholders for their approval. The Board unanimously recommends that shareholders of each Acquired Fund vote to approve the Reorganization Plan relating to that Fund.

In evaluating the proposed Reorganizations, the Board held numerous special meetings and requested and reviewed extensive information regarding the proposal. That information included extensive information regarding the Acquiring Trust Board of Trustees and its governance practices, the arrangements pursuant to which investment advisory and other services would be provided to each Acquiring Fund, and the fees and expenses of each Acquiring Fund. In the course of its review, the Board also met with representatives of senior management at the Adviser and several independent trustees of the Acquiring Trust. After careful consideration of all information that the Board believed to be reasonably necessary to reach its conclusion, the Board unanimously determined to approve the Reorganization Plan and to recommend its approval by the shareholders of the Acquired Funds. The factors considered by the Board with respect to the Reorganizations included, among others:

     o The Adviser has advised the Board that the investment objective, strategies, policies, restrictions and risks of each Acquiring Fund would be identical to its corresponding Acquired Fund.

     o The Adviser would continue to serve as investment adviser of the Acquiring Funds at contractual advisory fee rates identical to those now being charged to the corresponding Acquired Funds.

     o The Adviser has advised the Board that the shareholder fees and operating expenses of the Acquiring Funds would be no greater (and, in most cases, lower) than those current fees and expenses of the Acquired Funds.

     o The Adviser has advised the Board that BISYS will provide sub-administrative and continue to provide accounting and transfer agency services to the Acquired Funds until they are merged or Morgan Keegan takes over providing those services in 2005. Morgan Keegan will provide administrative and distribution services for the Acquiring Funds in order to seek to improve the potential cash flow to them.

     o The Acquired Fund shareholders would, upon consummation of the Reorganizations, be part of a large fund family that has over $5.5 billion in assets, with its focus on distribution through Morgan Keegan and Regions Bank, a subsidiary of Regions.

     o The Acquiring Funds, through their exchange features, would offer the shareholders of the Acquired Funds the opportunity to select among a wider universe of funds than currently offered those shareholders.

     o The Adviser has agreed to bear all costs associated with the Reorganizations, including the costs of the shareholder meetings, soliciting shareholders, all trustee fees paid in respect of special meetings held for the purpose of evaluating the Reorganizations and related counsel fees.

     o Shareholders of the Acquired Funds would retain the same value of their holdings in the Acquiring Funds as they had in the Acquired Funds, so that there would be no dilution with respect to their shares as a result of the Reorganizations.

     o The Reorganizations would be effected on a tax-free basis for federal income tax purposes, so the Reorganizations would be tax-free to the shareholders of the Acquired Funds.

     o The capitalization of each Acquiring Fund on the date of the closing of the Reorganizations would be the same as that of the corresponding Acquired Fund.

Based on these and other reasons, the Trustees unanimously concluded that each Reorganization is in the best interests of the affected Acquired Fund and its shareholders and that the interests of its existing shareholders will not be diluted as a result of the Reorganization. These determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

COMPARATIVE INFORMATION ABOUT THE FUNDS

This portion of the Prospectus/Proxy Statement is designed to allow you to compare various features of the Funds.

     COMPARISON OF DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGES FEATURES

BISYS serves as distributor of the Acquired Funds. Assuming shareholder approval of the Reorganizations, Morgan Keegan would serve as distributor of the Acquiring Funds. Morgan Keegan, a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Each of the Acquired Trust and the Acquiring Trust has adopted a distribution plan with respect to certain of its series. The fee tables in the "Comparison of Fees and Expenses" sections above include comparative information about the distribution fees payable by the applicable Acquired Funds to BISYS and the distribution fees that would be payable by the applicable Acquiring Funds to Morgan Keegan. Overall, each applicable Acquired Fund has the same or lower aggregate distribution fees as the corresponding Acquiring Fund.

BISYS also serves as transfer agent for the Acquired Funds. If shareholders approve the Reorganizations, Morgan Keegan would serve as transfer agent for the Acquiring Funds shortly after the Reorganizations. Set forth below is a brief description of the significant purchase, redemption and exchange features applicable to the Acquired Funds and the Acquiring Funds.

The following table shows the minimum initial and subsequent investment amounts for each Acquired Fund and Acquiring Fund:

MINIMUM INVESTMENTS - INVESTOR A SHARES/CLASS A SHARES *
--------------------------------------------------------

FUNDS            INITIAL     SUBSEQUENT    RETIREMENT     RETIREMENT PLAN        AUTOMATIC
               INVESTMENT    INVESTMENT       PLAN           SUBSEQUENT       INVESTMENT PLAN
                 MINIMUM      MINIMUM      INVESTMENT        INVESTMENT          SUBSEQUENT
                                             MINIMUM          MINIMUM        INVESTMENT MINIMUM
ACQUIRED         $1,000         $100          $500              $100                $50
FUNDS
ACQUIRING        $1,000         $50           $250              $50                 $50
FUNDS

* Investor B Shares of the  Acquired  Funds are subject to the same minimum  investment  amounts.
Institutional  Shares of the Acquired Funds have a minimum initial  investment  amount of $1,000, which may be waived at the discretion of the Adviser or BISYS. There are no Class B Shares of the
Acquiring  Funds and there is no minimum  initial  investment for Class I Shares of the Acquiring
Funds.

     INITIAL INVESTMENT MINIMUMS OF THE ACQUIRING FUNDS WILL BE WAIVED FOR PURPOSES OF THE REORGANIZATIONS.

Due to the high cost of maintaining accounts with low balances, if an Acquired Fund shareholder's account value falls below $500 ($100 for IRA accounts), the Acquired Fund may ask the shareholder to re-establish the minimum investment. If the shareholder does not do so within 60 days, the Acquired Fund may close the shareholder's account and pay to the shareholder the proceeds of his or her account. If an Acquiring Fund shareholder's account value falls below the minimum initial investment amount, the Acquiring Fund may redeem shares in the shareholder's account and pay to the shareholders the proceeds of his or her account. Before shares are redeemed to close an account, however, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

The following table highlights the purchase, redemption and exchange procedures of the Acquired Funds compared to those of the Acquiring Funds.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
--------------------------------------------

                        ACQUIRED FUNDS                   ACQUIRING FUNDS
                        --------------                   ---------------

PURCHASES       Through    BISYS    or   other    Through   Morgan   Keegan  or
                intermediary,             such    other   intermediary,    such
                intermediary     may    accept    intermediary    may    accept
                orders to  purchase  shares by    orders to purchase  shares by
                telephone,   mail,   overnight    mail,   telephone,    or   by
                service,  wire or by automatic    automatic investment.
                investment.
REDEMPTIONS     Through    BISYS    or   other    Through   Morgan   Keegan  or
                intermediary,             such    other   intermediary,    such
                intermediary     may    accept    intermediary    may    accept
                orders  to  redeem  shares  by    orders  to  redeem  shares by
                telephone,   mail,   overnight    mail,   telephone,    or   by
                service,  wire, the systematic    systematic withdrawal.
                withdrawal  plan  or by  check
                writing  (money  market  Funds
                only).
EXCHANGES       With   other    LEADER   Funds    With   other   funds  in  the
                (currently         8        in    Regions  Morgan Keegan Select
                total)--through    BISYS,    or    family   of   mutual   funds
                other  intermediary,  by  mail    (expected  to be  20  funds),
                or telephone.                     including     the    Acquired
                                                  Funds--through  Morgan Keegan
                                                  or   other  intermediary   by
                                                  telephone or mail.

Shareholders of both Funds are discouraged from engaging in short-term or frequent trading in their shares. Short-term trading may in certain cases disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Acquired Funds and the Acquiring Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. However, shareholders of non-money market Acquired Funds also are subject to a 2% fee on redemptions of Investor A Shares and Investor B Shares if their shares are held for less than 30 days. Shareholders of the corresponding Acquiring Funds are not subject to a redemption fee in connection with the sale of their shares.

There can be no assurance that a Fund will be effective in limiting short-term trading in all cases. If a Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund by requiring it to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative and other expenses.

The following tables highlight the sales charge rates of the non-money market Acquired Funds compared to those of the non-money market Acquiring Funds.
Investor A Shares of the non-money market Funds are sold at NAV. Investor A Shares of the remaining Acquired Funds and Acquiring Fund are sold at NAV, plus a front-end sales charge as listed below:

LEADER FUNDS SALES CHARGE RATES
-------------------------------

GROWTH EQUITY FUND, GROWTH & INCOME FUND AND BALANCED FUND
AMOUNT OF TRANSACTION                              SALES CHARGE AS A % OF OFFERING PRICE
Less than $50,000                                  5.50%
$50,000 but less than $100,000                     4.50%
$100,000 but less than $250,000                    3.50%
$250,000 but less than $500,000                    2.50%
$500,000 but less than $1 million                  2.00%
$1 million or more*                                NAV

TAX EXEMPT BOND AND INTERMEDIATE BOND FUND

AMOUNT OF TRANSACTION                              SALES CHARGE AS A % OF OFFERING PRICE
Less than $50,000                                  4.75%
$50,000 but less than $100,000                     4.50%
$100,000 but less than $250,000                    3.50%
$250,000 but less than $500,000                    2.50%
$500,000 but less than $1 million                  2.00%
$1 million or more*                                NAV

* A contingent deferred sales charge ("CDSC") equal to 1% may be applied on redemptions of
Investor A Shares by shareholders  otherwise subject to a sales charge within two years of purchase.

REGIONS MORGAN KEEGAN SELECT FUNDS SALES CHARGE RATES
-----------------------------------------------------

GROWTH EQUITY FUND, GROWTH & INCOME FUND AND BALANCED FUND
AMOUNT OF TRANSACTION                              SALES CHARGE AS A % OF OFFERING PRICE
Less than $50,000                                  5.50%
$50,000 but less than $100,000                     4.50%
$100,000 but less than $250,000                    3.75%
$250,000 but less than $500,000                    2.50%
$500,000 but less than $1 million                  2.00%
$1 million or more*                                NAV

TAX EXEMPT BOND AND INTERMEDIATE BOND FUND

AMOUNT OF TRANSACTION                              SALES CHARGE AS A % OF OFFERING PRICE
Less than $50,000                                  2.00%
$50,000 but less than $100,000                     1.75%
$100,000 but less than $250,000                    1.50%
$250,000 but less than $500,000                    1.00%
$500,000 but less than $1 million                  0.75%
$1 million or more*                                NAV

* On purchases of Class A Shares over $1 million,  an Acquiring  Fund may charge a 1% CDSC on amounts  redeemed  within two years  after  purchase  by  shareholders  that would have otherwise been subject to a sales charge.

BREAKPOINT DISCOUNTS RELATING TO THE ACQUIRING FUNDS

Acquiring Fund shareholders may qualify for a reduction or elimination of sales charges, also known as a breakpoint discount. The breakpoint discounts offered by the Acquiring Funds are indicated in the tables above. Shareholders of the Acquiring Funds or the shareholder's investment professional would need to notify the Funds' transfer agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the shareholder to inform his or her investment professional or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in the Funds held directly or through an investment professional or through a single-participant retirement account by the shareholder, his or her spouse, and/or his or her children under age 21, which can be linked using tax identification numbers, social security numbers or broker identification numbers.

In order to verify shareholder eligibility for a breakpoint discount, shareholders would be required to provide to his or her investment professional or the transfer agent certain information on the shareholder's new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the shareholder not receiving a breakpoint discount to which he or she are otherwise entitled. Breakpoint discounts apply only to a shareholder's current purchase and do not apply retroactively to previous purchases.

The sales charges applicable to the Acquiring Fund shares, and the breakpoint discounts offered with respect to such shares, are described in full in the Prospectus relating to the Acquired Funds. Because the Prospectus is available on Regions' website free of charge, Regions does not disclose this information separately on the website.

     CALCULATING NET ASSET VALUE

Each Acquired Fund, except the Money Market Fund and the Tax-Exempt Money Market Fund, calculates its NAV once daily, at the close of regular trading on the New York Stock Exchange normally, 4:00 p.m. Eastern Time (3:00 Central time), on all days when the New York Stock Exchange is open for regular trading. The NAV is determined at 3:00 p.m. Eastern Time (2:00 p.m. Central Time) for the Money Market Fund and 12:30 Eastern Time (11:30 Central Time) for the Tax-Exempt Money Market Fund, on all days when the New York Stock Exchange is open for regular trading.

The Acquiring Funds value their shares in a similar manner, except that the Money Market Fund and the Tax-Exempt Money Market Fund determine its NAV twice daily at 12:00 p.m. Eastern Time (11:00 a.m. Central Time) and 4:00 p.m. Eastern Time (3:00 p.m. Central Time). The money market funds value their securities at amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The market price for the portfolio securities of all other Acquiring Funds will be determined as follows. Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Acquiring Trust's Board. The Acquiring Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that an Acquiring Fund could purchase or sell a portfolio security at the price used to calculate the Acquiring Funds' NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

     DISTRIBUTION POLICY

Each Acquiring Fund will have the same dividend and other distribution policy as the corresponding Acquired Fund. After the Reorganizations, Acquired Fund shareholders who have elected to have dividends and other distributions reinvested in shares of the Acquired Funds will have dividends and other distributions reinvested in shares of the corresponding Acquiring Funds. The corresponding Acquiring Funds will calculate NAV at the same time and in the same manner as the Acquired Funds.

     COMPARISON OF SERVICE PROVIDERS

As mentioned above, the Adviser is the investment adviser for all the Acquired Funds and will become the investment adviser for the Acquiring Funds as a result of the Reorganizations. The other service providers for the Funds are set forth below.

        SERVICE PROVIDER                  ACQUIRED FUNDS                 ACQUIRING FUNDS
        ----------------                  --------------                 ---------------
ADMINISTRATOR                     BISYS Fund Services, LP         Morgan Keegan & Company, Inc.
                                  3435 Stelzer Road               50 North Front Street
                                  Columbus, Ohio 43219            Memphis, TN 38103

SUB-ADMINISTRATOR                 None                            BISYS Fund Services, LP
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

DISTRIBUTOR                       BISYS Fund Services, LP         Morgan Keegan & Company, Inc.
                                  3435 Stelzer Road               50 North Front Street
                                  Columbus, Ohio 43219            Memphis, TN 38103

TRANSFER AGENT                    BISYS Fund Services, Inc.       UNTIL ON OR ABOUT MAY 31,
                                  3435 Stelzer Road               2005:
                                  Columbus, Ohio 43219            BISYS Fund Services, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio  43219

                                                                  ON OR ABOUT JUNE 1, 2005:
                                                                  Morgan Keegan & Company, Inc.
                                                                  50 North Front Street
                                                                  Memphis, TN 38103

FUND ACCOUNTING AGENT             BISYS Fund Services, Inc.       Same
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219

CUSTODIAN                         Union Planters                  Regions Bank
                                  Union Planters Bank,            417 North 20th Street
                                  National Association            Birmingham, AL 35203
                                  One South Church Street
                                  Suite 500
                                  Belleville, Illinois 62220

INDEPENDENT REGISTERED PUBLIC     PricewaterhouseCoopers LLP      PricewaterhouseCoopers LLP
ACCOUNTANTS                       100 East Broad Street           Morgan Keegan Tower
                                  Suite 2100                      50 North Front Street,  Suite
                                  Columbus, OH 43215              1000
                                                                  Memphis, TN 38103

LEGAL COUNSEL                     Ropes & Gray LLP                Kirkpatrick & Lockhart LLP
                                  One International Place         1800 Massachusetts Ave., NW
                                  Boston, Massachusetts 02110     Washington, DC 20036

REQUIRED VOTE

Approval of the Reorganization Plan applicable to each Acquired Fund will require the affirmative vote of the holders of a majority of the outstanding securities of any Acquired Fund. If the shareholders of any Acquired Fund do not approve the Reorganization Plan, the Trustees will take such further action as they may deem to be in the best interests of the Acquired Fund.

          THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" APPROVAL
                                 OF PROPOSAL 1.

      PROPOSAL 2: APPROVAL OF REORGANIZATION PLAN BETWEEN LEADER TRUST AND
                              ACQUIRING CORPORATION

At a meeting of the Board held on September 30, 2004, the Trustees approved the Reorganization Plan between the Acquired Trust, on behalf of the LEADER Short Term Bond Fund, and Morgan Keegan Select Fund, Inc., on behalf of the Regions Morgan Keegan Select LEADER Short Term Bond Fund, substantially in the form attached to this Prospectus/Proxy Statement as Appendix B, which qualifies in its entirety the following discussion. (In the following discussion of this Proposal 2, references to the "Reorganization Plan" are only to Appendix B, references to the "Reorganization" are only to the Reorganization provided for in that Reorganization Plan, references to the "Acquired Fund" are only to the LEADER Short Term Bond Fund and references to the "Acquiring Fund" are only to the Regions Morgan Keegan Select LEADER Short Term Bond Fund.) For the reasons set forth below, the Trustees, including all of the Independent Trustees, have determined that the Reorganization is in the best interests of the shareholders of the Acquired Fund.

The Acquired Trust now submits to the shareholders of the Acquired Fund a proposal to approve the Reorganization Plan. If approved, the Reorganization is expected to take effect on or about the close of business on February 18, 2005. If the Reorganization is not completed for any reason, the Board will consider various options with respect to the Acquired Fund, which may include its liquidation and dissolution.

SUMMARY OF THE REORGANIZATION

The Reorganization Plan provides for the transfer of all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and the
Acquiring Fund's assumption of all of the Acquired Fund's liabilities. Immediately thereafter, the Acquired Fund will liquidate and distribute the Acquiring Fund shares it received in the exchange to its shareholders.

The value of the Acquiring Fund shares each Acquired Fund shareholder will own immediately after the Reorganization will be the same as the value of the Acquired Fund shares that shareholder owned immediately before the Reorganization. Until the Reorganization, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Reorganization is consummated will be treated as requests received by the Acquiring Fund for the redemption of the shares received by the shareholder in the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Code. Accordingly, neither the Acquired Fund or its shareholders nor the Acquiring Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. See "The Reorganizations -- Federal Income Tax Considerations."

EVALUATION BY THE BOARD

At a special meeting of the Board held on September 30, 2004, the Board, including the Independent Trustees, approved the Reorganization Plan and the submission of the Reorganization Plan to shareholders for their approval. The Board unanimously recommends that shareholders of the Acquired Fund vote to approve the Reorganization Plan.

In evaluating the proposed Reorganization, the Board held numerous special meetings and requested and reviewed extensive information regarding the
proposal.   That  information  included  extensive   information  regarding  the
Acquiring Corporation Board of Directors and its governance practices, the arrangements pursuant to which investment advisory and other services would be provided to the Acquiring Fund and the fees and expenses of the Acquiring Fund. In the course of their review, the Board also met with representatives of senior management at the Adviser and several independent directors of the Acquiring Corporation. After careful consideration of all information that the Board believed to be reasonably necessary to reach its conclusion, the Board unanimously determined to approve the Reorganization Plan and to recommend its approval by the shareholders of the Acquired Fund. The factors considered by the Board with respect to the Reorganization included, among others:

     o The Adviser has advised the Board that the investment objective, strategies, policies, restrictions and risks of each Acquiring Fund would be identical to its corresponding Acquired Fund.

     o The Adviser would continue to serve as investment adviser of the Acquiring Funds at contractual advisory fee rates identical to those now being charged to the corresponding Acquired Funds.

     o The Adviser has advised the Board that the shareholder fees and operating expenses of the Acquiring Funds would be no greater (and, in most cases, lower) than those current fees and expenses of the Acquired Funds.

     o The Adviser has advised the Board that BISYS will provide sub-administrative and continue to provide accounting and transfer agency services to the Acquired Funds until they are merged or Morgan Keegan takes over providing those services in 2005. Morgan Keegan will provide administrative and distribution services for the Acquiring Funds in order to seek to improve the potential cash flow to them.

     o The Acquired Fund shareholders would, upon consummation of the Reorganizations, be part of a large fund family that has over $5.5 billion in assets, with its focus on distribution through Morgan Keegan and Regions Bank, a subsidiary of Regions.

     o The Acquiring Funds, through their exchange features, would offer the shareholders of the Acquired Funds the opportunity to select among a wider universe of funds than currently offered those shareholders.

     o The Adviser has agreed to bear all costs associated with the Reorganizations, including the costs of the shareholder meetings, soliciting shareholders, all trustee fees paid in respect of special meetings held for the purpose of evaluating the Reorganizations and related counsel fees.

     o Shareholders of the Acquired Funds would retain the same value of their holdings in the Acquiring Funds as they had in the Acquired Funds, so that there would be no dilution with respect to their shares as a result of the Reorganizations.

     o The Reorganizations would be effected on a tax-free basis for federal income tax purposes, so the Reorganizations would be tax-free to the shareholders of the Acquired Funds.

     o The capitalization of each Acquiring Fund on the date of the closing of the Reorganizations would be the same as that of the corresponding Acquired Fund.

Based on these and other reasons, the Trustees unanimously concluded that the Reorganization was in the best interests of the Acquired Fund and its shareholders and that the interests of its existing shareholders will not be diluted as a result of the Reorganization. These determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

COMPARATIVE INFORMATION ABOUT THE FUNDS

This portion of this Prospectus/Proxy Statement is designed to allow you to compare various features of the Funds.

     COMPARISON OF DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGES FEATURES

BISYS serves as distributor of the Acquired Fund. Assuming shareholder approval of the Reorganizations, Morgan Keegan would serve as distributor of the Acquiring Fund. Morgan Keegan, a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Each of the Acquired Trust and the Acquiring Corporation has adopted a distribution plan with respect to certain of its series. The fee tables in the "Comparison of Fees and Expenses" sections above include comparative information about the distribution fees payable by the Acquired Fund to BISYS and the distribution fees that would be payable by the Acquiring Fund to Morgan Keegan. Overall, the Acquired Fund has the same or lower aggregate distribution fees as the Acquiring Fund.

BISYS also serves as transfer agent for the Acquired Fund. If shareholders approve the Reorganizations, Morgan Keegan will serve as transfer agent for the Acquiring Fund shortly after the Reorganizations. Set forth below is a brief description of the significant purchase, redemption and exchange features applicable to the Acquired Fund and the Acquiring Fund.

The following table shows the minimum initial and subsequent investment amounts for the Acquired Fund and the Acquiring Fund:

MINIMUM INVESTMENTS - INVESTOR A SHARES/CLASS A SHARES*
-------------------------------------------------------

FUNDS           INITIAL      SUBSEQUENT    RETIREMENT     RETIREMENT PLAN        AUTOMATIC
-----           -------      ----------    ----------     ---------------        ---------
               INVESTMENT    INVESTMENT       PLAN          SUBSEQUENT        INVESTMENT PLAN
               ----------    ----------       ----          ----------        ---------------
                 MINIMUM      MINIMUM      INVESTMENT       INVESTMENT          SUBSEQUENT
                 -------      -------      ----------       ----------          ----------
                                             MINIMUM          MINIMUM        INVESTMENT MINIMUM
                                             -------          -------        ------------------
ACQUIRED         $1,000         $100          $500              $100                $50
FUND
ACQUIRING        $1,000         $50           $250              $50                 $50
FUND

* Investor B Shares of the  Acquired  Fund are subject to the same  minimum  investment  amounts.
Institutional  Shares of the Acquired Fund have a minimum  initial  investment  amount of $1,000, which may be waived at the discretion of the Adviser or BISYS. There are no Class B Shares of the
Acquiring  Fund, and there is no minimum  initial  investment for Class I Shares of the Acquiring
Fund.

     INITIAL INVESTMENT MINIMUMS OF THE ACQUIRING FUND WILL BE WAIVED FOR PURPOSES OF THE REORGANIZATION.

Due to the high cost of maintaining accounts with low balances, if the Acquired Fund shareholder's account value falls below $500 ($100 for IRA accounts), the Acquired Fund may ask the shareholder to re-establish the minimum investment. If the shareholder does not do so within 60 days, the Acquired Fund may close the shareholder's account and pay to the shareholder the proceeds of his or her account. Similarly, if the Acquiring Fund shareholder's account value falls $500, the Acquiring Fund may redeem shares in the shareholder's account and pay to the shareholders the proceeds of his or her account. Before shares are redeemed to close an account, however, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum.

The following table highlights the purchase, redemption and exchange procedures of the Acquired Fund compared to those of the Acquiring Fund.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
--------------------------------------------

                      ACQUIRED FUND                      ACQUIRING FUND
                      -------------                      --------------

PURCHASES     Through    BISYS    or   other     Through   Morgan   Keegan   or
              intermediary;             such     other    intermediary,    such
              intermediary     may    accept     intermediary     may    accept
              orders to  purchase  shares by     orders to  purchase  shares by
              mail,  wire  or  by  automatic     mail,    telephone    or    by
              investment.                        automatic investment.
REDEMPTIONS   Through    BISYS    or   other     Through   Morgan   Keegan   or
              intermediary,             such     other    intermediary,    such
              intermediary     may    accept     intermediary     may    accept
              orders  to  redeem  shares  by     orders  to  redeem  shares  by
              telephone,   mail,   overnight     mail,    telephone,    or   by
              service,  wire, the systematic     systematic withdrawal.
              withdrawal  plan  or by  check
              writing (Money Funds only).
EXCHANGES     With   other    LEADER   Funds     With   other   funds   in  the
              (currently         8        in     Regions  Morgan  Keegan Select
              total)--through   BISYS,    or     family   of    mutual    funds
              other  intermediary,  by  mail     (expected  to  be  20  funds),
              or telephone.                      including     the     Acquired
                                                 Funds--through  Morgan  Keegan
                                                 or  other   intermediary    by
                                                 by telephone or mail.

Shareholders of each Fund are discouraged from engaging in short-term or frequent trading in their shares. Short-term trading may in certain cases disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Acquired Fund and the Acquiring Fund reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. However, shareholders of the Acquired Fund also are subject to a 2% fee on redemptions of Investor A Shares and Investor B Shares if their shares are held for less than 30 days. Shareholders of the Acquiring Fund are not subject to a redemption fee in connection with the sale of their shares.

There can be no assurance that either the Acquired Fund or the Acquiring Fund will be effective in limiting short-term trading in all cases. If a Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund by requiring it to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative and other expenses.

The following tables highlight the sales charge rates of the Acquired Fund compared to those of the Acquiring Fund. Investor A Shares of the Acquired Fund and Class A Shares of the Acquiring Fund are sold at NAV, plus a front end sales charge as listed below:

LEADER MUTUAL FUND SALES CHARGE RATES
-------------------------------------

SHORT TERM BOND FUND

AMOUNT OF TRANSACTION                   SALES CHARGE AS A % OF OFFERING PRICE
Less than $50,000                       4.75%
$50,000 but less than $100,000          4.50%
$100,000 but less than $250,000         3.50%
$250,000 but less than $500,000         2.50%
$500,000 but less than $1 million       2.00%
$1 million or more*                     NAV

* A contingent deferred sales charge ("CDSC") equal to 1% may be applied on redemptions of Investor A Shares by shareholders otherwise subject to a sales charge within two years of purchase.


MORGAN KEEGAN SELECT FUND, INC. SALES CHARGE RATES
--------------------------------------------------

SHORT TERM BOND FUND

AMOUNT OF TRANSACTION                   SALES CHARGE AS A % OF OFFERING PRICE
Less than $50,000                       1.50%
$50,000 but less than $100,000          1.25%
$100,000 but less than $250,000         1.00%
$250,000 but less than $500,000         0.75%
$500,000 but less than $1 million       0.50%
$1 million or more*                     NAV

* A contingent deferred sales charge ("CDSC") equal to 1% may be applied on redemptions of Investor A Shares by shareholders otherwise subject to a sales charge within two years of purchase.

BREAKPOINT DISCOUNTS RELATING TO THE ACQUIRING FUND

Acquiring Fund shareholders may qualify for a reduction or elimination of sales charges, also known as a breakpoint discount. The breakpoint discounts offered by the Acquiring Fund are indicated in the tables above. Shareholders of the Acquiring Fund or the shareholder's investment professional would need to notify the Fund's transfer agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the shareholder to inform his or her investment professional or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in the Fund held directly or through an investment professional or through a single-participant retirement account by the shareholder, his or her spouse, and/or his or her children under age 21, which can be linked using tax identification numbers, social security numbers or broker identification numbers.

In order to verify shareholder eligibility for a breakpoint discount, shareholders would be required to provide to his or her investment professional or the transfer agent certain information on the shareholder's new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the shareholder not receiving a breakpoint discount to which he or she are otherwise entitled. Breakpoint discounts apply only to a shareholder's current purchase and do not apply retroactively to previous purchases.

The sales charges applicable to the Acquiring Fund shares, and the breakpoint discounts offered with respect to such shares, are described in full in the Prospectus relating to the Acquired Fund. Because the Prospectus is available on Regions' website free of charge, Regions does not disclose this information separately on the website.

        CALCULATING NET ASSET VALUE

The Acquired Fund calculates its NAV once daily, at the close of regular trading on the Exchange, normally, 4:00 p.m. Eastern Time (3:00 p.m. Central Time), on all days when the Exchange is open for regular trading. The Acquiring Fund will calculate its NAV in a similar manner.

The market price for the portfolio securities of the Acquiring Fund will be determined as follows. Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Acquiring Trust's Board. The Acquiring Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that the Acquiring Fund could purchase or sell a portfolio security at the price used to calculate the Acquiring Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

     DISTRIBUTION POLICY

The Acquiring Fund will have the same dividend and other distribution policy as the Acquired Fund. After the Reorganization, Acquired Fund shareholders who have elected to have dividends and other distributions reinvested in shares of the Acquired Fund will have dividends and other distributions reinvested in the Acquiring Fund.

     COMPARISON OF SERVICE PROVIDERS

As mentioned above, the Adviser is the investment adviser for both Funds. The other service providers for the Funds are set forth below.

        SERVICE PROVIDER                  ACQUIRED FUND                  ACQUIRING FUND
        ----------------                  -------------                  --------------
ADMINISTRATOR                     BISYS Fund Services, LP         Morgan Keegan & Company, Inc.
                                  3435 Stelzer Road               50 North Front Street
                                  Columbus, Ohio 43219            Memphis, TN 38103

SUB-ADMINISTRATOR                 None                            BISYS Fund Services, LP
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

DISTRIBUTOR                       BISYS Fund Services, LP         Morgan Keegan & Company, Inc.
                                  3435 Stelzer Road               50 North Front Street
                                  Columbus, Ohio 43219            Memphis, TN 38103

TRANSFER AGENT                    BISYS Fund Services, Inc.       UNTIL ON OR ABOUT MAY 31,
                                  3435 Stelzer Road               2005:
                                  Columbus, Ohio 43219            BISYS Fund Services, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio  43219

                                                                  ON OR ABOUT JUNE 1, 2005:
                                                                  Morgan Keegan & Company, Inc.
                                                                  50 North Front Street
                                                                  Memphis, TN 38103

FUND ACCOUNTING AGENT             BISYS Fund Services, Inc.       Same
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219

CUSTODIAN                         Union Planters                  Regions Bank
                                  Union Planters Bank,            417 North 20th Street
                                  National Association            Birmingham, AL 35203
                                  One South Church Street
                                  Suite 500
                                  Belleville, Illinois 62220
                                  Birmingham, AL 35203

INDEPENDENT REGISTERED PUBLIC     PricewaterhouseCoopers LLP      PricewaterhouseCoopers LLP
ACCOUNTANTS                       100 East Broad Street           Morgan Keegan Tower
                                  Suite 2100                      50 North Front Street
                                  Columbus, OH 43215              Suite 1000
                                                                  Memphis, TN 38103
LEGAL COUNSEL                     Ropes & Gray LLP                Kirkpatrick & Lockhart LLP
                                  One International Place         1800 Massachusetts Ave., NW
                                  Boston, Massachusetts 02110     Washington, DC 20036

REQUIRED VOTE

Approval of the Reorganization Plan will require the affirmative vote of a majority of the outstanding securities of the Acquired Fund. If the shareholders of the Acquired Fund do not approve the Reorganization Plan, the Trustees will take such further action as they may deem to be in the best interests of the Acquired Fund.

          THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" APPROVAL
                                 OF PROPOSAL 2.

          COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

GENERAL

The Funds are series of diversified, open-end management investment companies registered under the 1940 Act. The Acquired Trust is organized as business trust under the laws of the Commonwealth of Massachusetts and is governed by its Agreement and Declaration of Trust, as amended (a "Declaration of Trust"), By-Laws and Board of Trustees, in addition to applicable state and federal law. Similarly, the Acquiring Trust is organized as business trust under the laws of the Commonwealth of Massachusetts and is governed by its Amended and Restated Declaration of Trust, as amended (also a "Declaration of Trust"), By-Laws and Board of Trustees, in addition to applicable state and federal law. The Acquiring Corporation is organized as a Maryland corporation and is governed by its Articles of Incorporation, as amended, By-Laws and Board of Directors, in addition to applicable state and federal law. The rights of shareholders of the Acquired Trust and the Acquiring Trust (each a "Trust") are set forth in their respective Declaration of Trust and By-Laws. The rights of shareholders of the Acquiring Corporation are set forth in its Articles of Incorporation and By-Laws. Set forth below is a brief summary of the significant rights of shareholders of the Funds.

SHARES OF THE FUNDS

The Acquired Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Each Acquired Fund is a separate series of the Acquired Trust. The Board of Trustees of the Acquired Trust has established Investor A Shares, Investors B Shares, Institutional Shares and/or Sweep Shares of the Acquired Funds. The Acquiring Funds, each of which is a separate series of the Acquiring Trust, also are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Board of Trustees of the Acquiring Trust has established an unlimited number of Class A and Class I Shares of the Acquiring Funds. Regions Morgan Keegan Select LEADER Short Term Bond Fund is a separate series of the Acquiring Corporation. The Board of Directors of the Acquiring Corporation has established and classified 100,000,000 shares of each of Class A and Class I Shares of that Fund; each share has a par value of one tenth of one cent ($.001). Issued and outstanding shares of the Funds are fully paid and non-assessable.

VOTING RIGHTS

Neither Trust nor the Acquiring Corporation is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of Board members under certain circumstances. The Acquiring Trust and Acquiring Corporation require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Acquiring Trust or at least 25% of all shares of the Acquiring Corporation, as the case may be, entitled to vote. Each share of a Fund gives the shareholder one vote for each share and a fractional vote for each fraction of a share in matters submitted to shareholders for vote. All shares of each series or class in each Fund have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

TRUSTEES AND DIRECTORS

The Declaration of Trust for each Trust provides that the term of office of each Trustee shall be for the lifetime of the Trust, or the earlier of his or her death, resignation, retirement, removal or incapacity. No natural person may serve as Trustee of the Acquired Trust after the holders of record of not less than two-thirds of the outstanding shares of the Acquired Trust have declared that such Trustee be removed from that office either by declaration in writing filed with the Trust's custodian or by votes cast in person or by proxy at a meeting called for the purpose. The Trustees of the Acquired Trust must promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so in writing by the record holders of not less than 10% of the outstanding shares. A Trustee of the Acquiring Trust may be removed by (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board of either Trust may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

The By-Laws of the Acquiring Corporation provide that a Director shall hold office until a successor is elected and qualified or until the Director's earlier death, resignation or removal. At any stockholders' meeting duly called, provided a quorum is present, any Director may be removed (either with or without cause) by the affirmative vote of a majority of all the votes entitled to be cast for the election of Directors, and at the same meeting, a duly qualified person may be elected in his stead by a plurality of the votes validly cast. A vacancy on the Board may be filled by the Directors remaining in office, although less than a quorum, except that a newly created directorship may be filled only by a majority vote of the entire Board, provided that in either case immediately after filling such vacancy, at least two-thirds of the Directors then holding office shall have been elected to such office by shareholders. A meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders.

LIABILITY OF TRUSTEES/DIRECTORS AND OFFICERS

Under the By-Laws of each Trust and the Acquiring Corporation, a Trustee/Director or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or, in the case of the Acquiring Corporation, the reckless disregard of his duties under any contract or agreement with the Funds. The By-Laws of each Trust and the Acquiring Corporation further provide that Trustees/Directors and officers will be indemnified by the Funds, as applicable, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

SHAREHOLDER LIABILITY

Under certain circumstances, shareholders of a Fund (except the Regions Morgan Keegan Select LEADER Short Term Bond Fund) or a Trust may be held personally liable as partners under Massachusetts law for obligations of the Trust on behalf of the applicable Fund. To protect its shareholders, each Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of its Funds. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that each Trust and its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for a Trust's obligations on behalf of a Fund, the applicable Trust is required to use its property to protect or compensate the shareholder. On request, a Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf a Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of such Fund.

                                  OTHER MATTERS

OTHER BUSINESS. The Trustees know of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is their intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

OWNERSHIP INFORMATION. Appendix C sets forth those persons who are known to be beneficial owners of more than 5% of the shares of any Acquired Fund as of the close of business on December 13, 2004 (the "Record Date"). As of the Record

Date, the Trustees and Officers of the Acquired Trust as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund. No shares of the Acquiring Funds were outstanding as of December 13, 2004.

Date for Receipt of Shareholders' Proposals for Subsequent Meetings of Shareholders. The Acquired Trust's Declaration of Trust does not provide for annual meetings of shareholders and the Acquired Trust does not currently intend to hold any annual meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Acquired Trust, at LEADER Mutual Funds, 3435 Stelzer Road, Columbus, Ohio 43219. Shareholder proposals for inclusion in the Acquired Trust's proxy statement for any special meeting must be received by the Acquired Trust a reasonable period of time before the Acquired Trust begins to print and mail its proxy materials. The timely submission of a proposal does not guarantee its inclusion.

ADJOURNMENT. If sufficient votes in favor of either proposal set forth in the Notice are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to occur within a reasonable time after the date set for the original meeting to permit further solicitation of proxies with respect to such proposal(s). Any adjournments will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of such proposals. They will vote against any such adjournment those proxies required to be voted against any such proposals. Abstentions and broker non-votes will not be voted on any proposed adjournment. The costs of any such additional solicitation and of any adjourned session will be borne by the Adviser.

ADDRESSES OF INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR. The Adviser, the proposed investment adviser for each Acquiring Fund, is located at 417 North 20th Street, Birmingham, Alabama 35203. BISYS L.P., each Acquired Fund's administrator and distributor, is located at 3435 Stelzer Road, Columbus, Ohio 43219.

ADDRESS OF PRINCIPAL EXECUTIVE OFFICERS. The address of the Acquired Trust's principal executive officers is 3435 Stelzer Road, Columbus, Ohio 43219.

AVAILABLE INFORMATION. Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549.

                                   APPENDIX A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is made as of December ___, 2004, between REGIONS MORGAN KEEGAN SELECT FUNDS, a Massachusetts business trust ("REGIONS TRUST"), on behalf of each segregated portfolio of assets ("series") thereof listed under the heading "Regions Trust Series" on Schedule A to this Agreement ("SCHEDULE A") (each a "NEW FUND"), and LEADER MUTUAL FUNDS, also a Massachusetts business trust ("LEADER TRUST"), on behalf of each series thereof listed under the heading "LEADER Trust Series" on Schedule A (each an "OLD FUND"), and, solely for purposes of paragraph 6.2, MORGAN ASSET MANAGEMENT, INC. ("ADVISER"). (Each New Fund and Old Fund is sometimes referred to herein as a "FUND," and each of Regions Trust and LEADER Trust is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Regions Trust on each New Fund's behalf and by LEADER Trust on each Old Fund's behalf.

     The Investment Companies wish to effect seven separate reorganizations described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("CODE"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("REGULATIONS"). Each reorganization will involve an Old Fund's changing its identity - by converting from a series of LEADER Trust to a series of Regions Trust - by transferring its assets to the New Fund listed on Schedule A opposite its name (which is being established solely for the purpose of acquiring those assets and continuing that Old Fund's business) (each, a "corresponding New Fund") in exchange solely for voting shares of beneficial interest in that New Fund and that New Fund's assumption of that Old Fund's liabilities, followed by the distribution of those shares pro rata to the holders of shares of beneficial interest in that Old Fund constructively in exchange therefor and in complete liquidation of that Old Fund, all on the terms and conditions set forth herein. (All such transactions involving each Old Fund and its corresponding New Fund are referred to herein as a "REORGANIZATION.") The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement refers only to a single Reorganization, one Old Fund, and one New Fund (except for references to the Funds' specific share classes), but the terms and conditions hereof shall apply separately to each Reorganization and the Old Fund and corresponding New Fund participating therein.)

     Each Investment Company's Board of Trustees (each, a "BOARD") has (1) duly adopted and approved this Agreement and the transactions contemplated hereby and
(2) determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Each Old Fund currently has three classes of shares of beneficial interest, including classes designated Investor A shares and Institutional shares ("INVESTOR A OLD FUND SHARES" and "INSTITUTIONAL OLD FUND SHARES," respectively); each of LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund (each, a "MONEY MARKET OLD FUND") has a third class designated Sweep shares ("SWEEP OLD FUND SHARES"), while each other Old Fund (each, a "VARIABLE NAV OLD FUND") has a third class designated Investor B shares ("INVESTOR B OLD FUND SHARES," and, together with the Investor A Old Fund Shares, Institutional Old Fund Shares, and Sweep Old Fund Shares, "OLD FUND SHARES"). New Fund has two classes of shares of beneficial interest, designated Class A shares and Class I shares ("CLASS A NEW FUND SHARES" and "CLASS I NEW FUND SHARES," respectively, and, collectively, "NEW FUND SHARES"). The rights, powers, privileges, and obligations of the Investor A Old Fund Shares, the Investor B Old Fund Shares, and the Class A New Fund Shares, and of the Institutional Old Fund Shares, the Sweep Old Fund Shares, and the Class I New Fund Shares, are substantially similar.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.   PLAN OF REORGANIZATION
     ----------------------

     1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions set forth herein, Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 to New Fund as of the Effective Time (as defined in paragraph 2.1). New Fund agrees in exchange therefor -

     (a)    to issue and  deliver to Old Fund the number of full and  fractional
            (i) Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares then outstanding, (ii) for each Variable NAV Old Fund, Class A New Fund Shares determined by dividing Old Fund's net value (computed as set forth in paragraph 2.5(a)) ("OLD FUND VALUE") attributable to the Investor B Old Fund Shares by the net asset value (computed as set forth in paragraph 2.5(b)) ("NAV") of an Investor A Old Fund Share, (iii) Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares then outstanding, and (iv) for each Money Market Old Fund, Class I New Fund Shares determined by dividing the Old Fund Value attributable to the Sweep Old Fund Shares by the NAV of an Institutional Old Fund Share (all references herein to "fractional" shares mean fractions rounded to the third decimal place), and

     (b)    to assume all of Old Fund's liabilities described in paragraph 1.3.

These  transactions  shall take place at the Closing  (as  defined in  paragraph
2.1).

     1.2. Old Fund's assets to be acquired by New Fund shall consist of all property Old Fund owns -- including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as an asset on Old Fund's books -- at the Effective Time (collectively, "ASSETS").

     1.3. Old Fund will endeavor to discharge all of its known liabilities and obligations prior to the Effective Time. New Fund shall assume all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement (collectively, "LIABILITIES"). The Liabilities shall include, without limitation, Old Fund's indemnification obligations, if any, to LEADER Trust's trustees pursuant to LEADER Trust's Agreement and Declaration of Trust, as amended ("LEADER DECLARATION"), and LEADER Trust's By-Laws.

     1.4. At or before the Closing, New Fund shall redeem the Initial Share for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record, determined as of the Effective Time (each a "SHAREHOLDER"), constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund. That distribution shall be accomplished by transferring the New Fund Shares then credited to Old Fund's account on New Fund's transfer books ("SHARE RECORDS") to accounts LEADER Trust's transfer agent opens on those Share Records in the Shareholders' names, by class (i.e., the account for each Shareholder that holds Investor A Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares that Shareholder holds at the Effective Time, the account for each Shareholder that holds Investor B Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares due that Shareholder based on its proportionate share of the Class A New Fund Shares delivered pursuant to paragraph 1.1(a)(ii), the account for each Shareholder that holds Institutional Old Fund Shares shall be credited with the number of full and fractional Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares that Shareholder holds at the Effective Time, and the account for each Shareholder that holds Sweep Old Fund Shares shall be credited with the number of full and fractional Class I New Fund Shares due that Shareholder based on its proportionate share of the Class I New Fund Shares delivered pursuant to paragraph 1.1(a)(iv)). All issued and outstanding Old Fund Shares shall simultaneously be canceled on Old Fund's Share Records. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

     1.5. As soon as reasonably practicable after the distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of LEADER Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.6. Any reporting responsibility of Old Fund, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Old Fund's (and LEADER Trust's) sole responsibility.

     1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's Share Records at the Effective Time of the Old Fund Shares constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.   CLOSING, EFFECTIVE TIME, AND VALUATION
     --------------------------------------

     2.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at 50 North Front Street, Memphis, Tennessee, on February 18, 2005, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the date thereof ("EFFECTIVE TIME"). If, immediately before the Valuation Time (as defined in paragraph 2.5), (a) the New York Stock Exchange ("NYSE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the Old Fund Value and/or the NAV of any class of Old Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

     2.2. LEADER Trust shall direct its custodian ("CUSTODIAN") to deliver at the Closing a certificate of an authorized representative (a) verifying the information (including adjusted basis and holding period for federal income tax purposes, by lot) concerning the Assets, including all portfolio securities, and
(b) stating that (i) the Assets have been delivered in proper form to Regions Trust's custodian, for New Fund's account, within two business days before or at the Effective Time and (ii) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. For these purposes, "proper form" means (x) with respect to Old Fund's portfolio securities that are represented by a certificate or other written instrument, delivery of the instrument duly endorsed for transfer in such condition as to constitute good delivery thereof, and (y) with respect to other Assets, transfer by book entry in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 ACT")) in which any Assets are deposited. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

     2.3. LEADER Trust shall deliver to Regions Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Old Fund Shares, by class, each Shareholder owns, all as of the Effective Time, certified by LEADER Trust's Secretary or an Assistant Secretary thereof. Regions Trust shall direct its transfer agent to deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on New Fund's Share Records. Regions Trust shall issue and deliver to LEADER Trust (a) at the Effective Time, a confirmation evidencing the New Fund Shares to be credited to Old Fund (pursuant to paragraph 1.1(a)), and (b) as soon as practicable after receipt of the Shareholder list mentioned above, a confirmation evidencing the New Fund Shares to be credited to the Shareholders (pursuant to paragraph 1.4), or provide at such times evidence satisfactory to LEADER Trust that those New Fund Shares have been credited to Old Fund's account and the Shareholders' accounts, respectively, on New Fund's Share Records.

     2.4.   Each  Investment  Company  shall deliver to the other at the Closing
(a) a certificate executed in its name by its President or any Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) as reasonably requested by an Investment Company or its counsel, bills of sale, assumptions of liabilities, checks, assignments, stock certificates, receipts, and other documents, each signed (to the extent applicable) by the President, Treasurer, or any Vice President of, or an authorized person of the relevant service provider for, the other Investment Company.

     2.5.   For purposes of paragraph 1.1(a),  (a) Old Fund's net value shall be
(i) the value of the Assets computed as of the close of regular trading on the NYSE on the date of the Closing ("VALUATION TIME") less (ii) the amount of the Liabilities as of the Valuation Time and (b) the net asset value of an Old Fund Share of each class that is relevant under that paragraph shall be computed as of the Valuation Time, in each case using the valuation procedures set forth in LEADER Trust's then-current prospectus and statement of additional information. All computations of the foregoing shall be made by or under the direction of Adviser, except to the extent LEADER Trust's Board is obligated by applicable law to evaluate any particular Assets.

3.   REPRESENTATIONS AND WARRANTIES
     ------------------------------

     3.1. LEADER Trust, on Old Fund's behalf, represents and warrants as follows:

            3.1.1. LEADER Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("BUSINESS TRUST"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of the LEADER Declaration is on file with the Secretary of State of the Commonwealth of Massachusetts; LEADER Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on LEADER Trust or Old Fund; and LEADER Trust has all necessary federal, state, and local authorizations to carry on Old Fund's business as a series of an investment company and to carry out this Agreement;

            3.1.2. LEADER Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, LEADER Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

            3.1.3. Old Fund is a duly established and designated series of LEADER Trust;

            3.1.4. At the Closing, LEADER Trust, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (other than customary liens of custodians for fees and securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

            3.1.5. LEADER Trust's current prospectus and statement of additional information with respect to Old Fund, each as from time to time amended or supplemented (collectively, "OLD FUND PROSPECTUS"), conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 ACT"), and the 1940 Act and the rules and regulations thereunder and do not contain, with respect to Old Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            3.1.6. Old Fund is not in violation of, and the execution and delivery of this Agreement by LEADER Trust, on Old Fund's behalf, and consummation of the transactions contemplated hereby by LEADER Trust will not conflict with or violate, Massachusetts law or any provision of the LEADER Declaration or LEADER Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which LEADER Trust (with respect to Old Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which LEADER Trust (with respect to Old
     Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Regions Trust, the consent of which shall not be unreasonably withheld;

            3.1.7. All material contracts and other commitments of or applicable to Old Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing, except as otherwise disclosed in writing to and consented to by Regions Trust, the consent of which shall not be unreasonably withheld;

            3.1.8. Except as otherwise disclosed in writing to and consented to by Regions Trust, the consent of which shall not be unreasonably withheld, (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to LEADER Trust's knowledge) threatened against LEADER Trust with respect to Old Fund or any of Old Fund's properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business and (b) LEADER Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            3.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of LEADER Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and assuming the due execution, delivery, and performance of this Agreement by Regions Trust, on New Fund's behalf, and subject to approval by Old Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            3.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "FEDERAL SECURITIES LAWS") or any state (as used herein, including the District of Columbia and Puerto
     Rico) securities or blue sky laws (collectively, "STATE SECURITIES LAWS") for the execution or performance of this Agreement by LEADER Trust, on Old Fund's behalf, except for (a) Regions Trust's filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), including therein a prospectus for New Fund shares and a proxy statement relating to the Reorganization (collectively, "PROXY STATEMENT"),
     (b) LEADER Trust's filing with the Commission of supplements to the Old Fund Prospectus in connection with the Reorganization, and (c) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

            3.1.11. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting (as defined in paragraph 4.2), and at the Effective Time, the Proxy Statement will, insofar as it relates to Old Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and
     (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Regions Trust (or by Adviser and its affiliates on behalf of Regions Trust) for use therein;

            3.1.12. Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business; except as otherwise disclosed to Regions Trust, (a) there are no Old Fund liabilities required to be disclosed or provided for in LEADER Trust's financial statements referred to in paragraph 3.1.17 that are not disclosed or provided for therein and (b) Old Fund did not incur any liabilities subsequent to August 31, 2004, other than in the ordinary course of its business, and none of which has been materially adverse to Old Fund's business, assets, or the results of its operations; and LEADER Trust knows of no facts that reasonably could be expected to result in a material Liability in addition to the liabilities described in this paragraph;

            3.1.13.  Old Fund is a "fund" as defined in section 851(g)(2) of the
     Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time LEADER Trust's Board approves this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund has invested and will invest its assets in a manner that ensures its compliance with those requirements; from the date it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund has not and will not
     (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            3.1.14. Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

            3.1.15.  During the five-year  period ending at the Effective  Time,
     (a)  neither  Old Fund nor any  person  "related"  (within  the  meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

            3.1.16. Old Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended August 31, 2003, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

            3.1.17. LEADER Trust's audited financial statements for the fiscal year ended August 31, 2004, which have been delivered to Regions Trust, fairly represent Old Fund's financial position as of that date and the results of its operations and changes in its net assets for the fiscal year then ended;

            3.1.18. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

            3.1.19. All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by LEADER Trust and have been offered and sold in every state (including the District of Columbia) in compliance in all material respects with applicable registration requirements of the 1933 Act and State Securities Laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the certified list delivered pursuant to paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares; and

            3.1.20. There is power under the LEADER Declaration to vary LEADER Trust's shareholders' investment therein, LEADER Trust does not have a fixed pool of assets, each series thereof is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it.

     3.2. Regions Trust, on New Fund's behalf, represents and warrants as follows:

            3.2.1. Regions Trust is a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of its Amended and Restated Declaration of Trust, as amended ("REGIONS

     DECLARATION"), is on file with the Secretary of State of the Commonwealth of Massachusetts; Regions Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Regions Trust or New Fund; and Regions Trust has all necessary federal, state, and local authorizations to carry on New Fund's business as a series of an investment company and to carry out this Agreement;

            3.2.2. Regions Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, Regions Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

            3.2.3. Before the Closing, New Fund will be a duly established and designated series of Regions Trust;

            3.2.4. New Fund has not commenced operations and will not do so until immediately after the Closing;

            3.2.5. Except for the Initial Share, there are no (a) issued and outstanding New Fund Shares, (b) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (c) securities convertible into any New Fund Shares, or (d) any other securities issued by New Fund;

            3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by Regions Trust;

            3.2.8. The issuance of the New Fund Shares pursuant to this Agreement will be in compliance with all applicable Federal and State Securities Laws;

            3.2.9. New Fund is not in violation of, and the execution and delivery of this Agreement by Regions Trust, on New Fund's behalf, and consummation of the transactions contemplated hereby by Regions Trust will not conflict with or violate, Massachusetts law or any provision of the Regions Declaration or Regions Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Regions Trust (with respect to New Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Regions Trust (with respect to New
     Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by LEADER Trust, the consent of which shall not be unreasonably withheld;

            3.2.10. Except as otherwise disclosed in writing to and consented to by LEADER Trust, the consent of which shall not be unreasonably withheld, (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Regions Trust's knowledge) threatened against Regions Trust with respect to New Fund or any of New Fund's properties or assets that, if adversely determined, would materially and adversely affect New Fund's financial condition or the conduct of its business and (b) Regions Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            3.2.11. New Fund has no known liabilities of a material nature, contingent or otherwise;

            3.2.12. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Regions Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, assuming the due execution, delivery, and performance of this Agreement by LEADER Trust, on

     Old Fund's behalf, this Agreement constitutes a valid and legally binding obligation of New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            3.2.13. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws or any State Securities Laws for the execution or performance of this Agreement by Regions Trust, on New Fund's behalf, except for (a) Regions Trust's filing with the Commission of the Registration Statement, including the Proxy Statement, and (b) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

            3.2.14. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will, insofar as it relates to New Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by LEADER Trust for use therein;

            3.2.15. There are no material contracts outstanding to which New Fund is a party, other than this Agreement, the contracts, agreements, and plans referred to in paragraph 5.8, and any other contracts that are or will be disclosed in the Registration Statement;

            3.2.16. New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will qualify for treatment as a RIC for the taxable year in which the Reorganization occurs; and it intends to continue to meet all the requirements for that qualification for the next taxable year;

            3.2.17. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of that business as required by section 22(e) of the 1940 Act;

            3.2.18. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, New Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

            3.2.19. There is no plan or intention for New Fund to be dissolved or merged into another business trust or a corporation or statutory trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

            3.2.20. During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

            3.2.21.  Assuming   the   truthfulness   and   correctness   of  the
     representation and warranty in paragraph 3.1.18, immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

            3.2.22. New Fund shall maintain at its own expense a directors and officers insurance "tail" policy, which shall provide insurance coverage for LEADER Trust's trustees for a term of five years from the Effective Time for acts taken or omissions to act in their capacities as such trustees with respect to Old Fund; and

            3.2.23. There is power under the Regions Declaration to vary Regions Trust's shareholders' investment therein, Regions Trust does not have a fixed pool of assets, each series thereof is a managed portfolio of securities, and Adviser has the authority to buy and sell securities for it.

     3.3. Each Investment Company, on its Fund's behalf, represents and warrants to the other, as follows:

            3.3.1.   The  fair  market   value  of  the  New  Fund  Shares  each
     Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it constructively surrenders in exchange therefor;

            3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within that meaning) to New Fund,
     (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

            3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            3.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            3.3.5. None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            3.3.6. Immediately after consummation of the Reorganization, (a) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (b) New Fund will hold the same assets -- except for assets used to pay expenses, if any, incurred in connection with the Reorganization that are not Reorganization Expenses (as defined in paragraph 3.3.7) -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Funds' expenses incurred in connection with the Reorganization; and the excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund made immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

            3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("REORGANIZATION EXPENSES"); and

            3.3.8. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1.15, 3.2.17, and 3.2.20 will not exceed 50% of the value (without giving effect to those acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time.

4.   COVENANTS
     ---------

     4.1. LEADER Trust covenants to operate Old Fund's business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions, honoring redemption, subscription, and exchange requests, and other changes in operations contemplated by its normal business activities and (b) Old Fund will retain exclusive control of its investments until the Closing.

     4.2. LEADER Trust covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement ("SHAREHOLDERS' MEETING") and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     4.3. LEADER Trust covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     4.4. LEADER Trust covenants that it will assist Regions Trust in obtaining information Regions Trust reasonably requests concerning the beneficial ownership of Old Fund Shares to the extent the requests comply with LEADER Trust's policies and procedures regarding the privacy of consumer information.

     4.5. LEADER Trust covenants that its books and records relating to Old Fund required to be maintained under the 1940 Act and the rules and regulations thereunder will be turned over to Regions Trust at the Closing, except for those required by applicable law to be maintained by LEADER Trust, in which case, LEADER Trust shall deliver copies of those books and records to Regions Trust.

     4.6. Each Investment Company covenants to cooperate in preparing the Proxy Statement in compliance with applicable Federal and State Securities Laws.

     4.7. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company may deem necessary or desirable to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder and New Fund's assumption of the Liabilities, and otherwise to carry out the intent and purpose hereof.

     4.8. Regions Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and State Securities Laws it deems appropriate to continue its operations after the Effective Time.

     4.9. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.   CONDITIONS PRECEDENT
     --------------------

     Each Investment Company's obligations hereunder shall be subject to (a) the other Investment Company's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     5.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Old Fund's shareholders in accordance with the LEADER Declaration and LEADER Trust's By-Laws and applicable law; and those shareholders, by such approval, shall have acknowledged New Fund's investment objective, fundamental investment policies, and investment advisory arrangement.

     5.2. All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act; no stop orders suspending the effectiveness thereof shall have been issued; to the best knowledge of the Investment Companies, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated; and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) deemed reasonably necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of those conditions.

     5.3. At the Effective Time, no action, suit, or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     5.4.   LEADER  Trust  shall  have  received  an opinion  of  Kirkpatrick  &
Lockhart  LLP  ("REGIONS   TRUST   COUNSEL")  dated  the  day  of  the  Closing,
substantially to the effect that:

            5.4.1. New Fund is a duly established series of Regions Trust, a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Regions Declaration to own all its properties and assets and, to the knowledge of Regions Trust Counsel, to carry on its business as presently conducted;

            5.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Regions Trust on New Fund's behalf and (b) assuming Old Fund's compliance with paragraph 3.1.11, and due authorization, execution, and delivery of this Agreement by LEADER Trust on Old Fund's behalf, is a valid and legally binding obligation of Regions Trust with respect to New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

            5.4.3. The New Fund Shares to be issued and distributed to the Shareholders hereunder, assuming their due delivery as contemplated hereby, are duly authorized, and on that delivery will be validly issued and outstanding and will be fully paid and non-assessable by Regions Trust and New Fund, and no shareholder of New Fund has any preemptive right to subscription or purchase in respect thereof;

            5.4.4. The execution and delivery of this Agreement by Regions Trust did not, and the consummation of the transactions contemplated hereby by Regions Trust will not, materially violate the Regions Declaration or Regions Trust's By-Laws or any provision of any agreement attached as an exhibit to the Registration Statement to which Regions Trust (with respect to New Fund) is a party or by which it is bound or (to the knowledge of

     Regions Trust Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to Regions Trust Counsel (without any independent inquiry or investigation) to which Regions Trust (with respect to New Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by LEADER Trust;

            5.4.5. To the knowledge of Regions Trust Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Regions Trust (on New Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

            5.4.6. Regions Trust is registered with the Commission as an investment company, and to the knowledge of Regions Trust Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

In rendering the foregoing opinion, Regions Trust Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the Commonwealth of Massachusetts), (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Regions Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (4) rely on certain factual representations made by Regions Trust and its service providers.

     5.5. Regions Trust shall have received an opinion of Ropes & Gray LLP ("LEADER TRUST COUNSEL"), dated the day of the Closing, substantially to the effect that:

            5.5.1. Old Fund is a duly established series of LEADER Trust, a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the LEADER Declaration to own all its properties and assets and, to the knowledge of LEADER Trust Counsel, to carry on its business as presently conducted;

            5.5.2. This Agreement (a) has been duly authorized, executed, and delivered by LEADER Trust on Old Fund's behalf and (b) assuming New Fund's compliance with paragraph 3.2.14, and due authorization, execution, and delivery of this Agreement by Regions Trust on New Fund's behalf, is a valid and legally binding obligation of LEADER Trust with respect to Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

            5.5.3. The execution and delivery of this Agreement by LEADER Trust did not, and the consummation of the transactions contemplated hereby by LEADER Trust will not, materially violate the LEADER Declaration or LEADER Trust's By-Laws or any provision of any agreement attached as an exhibit to LEADER Trust's registration statement on Form N-1A to which LEADER Trust (with respect to Old Fund) is a party or by which it is bound or (to the knowledge of LEADER Trust Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to LEADER Trust Counsel (without independent inquiry or investigation) to which LEADER Trust (with respect to Old Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Regions Trust;

            5.5.4. To the knowledge of LEADER Trust Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by LEADER Trust (on Old Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

            5.5.5. LEADER Trust is registered with the Commission as an investment company, and to the knowledge of LEADER Trust Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

In rendering the foregoing opinion, LEADER Trust Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the Commonwealth of Massachusetts), (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with LEADER Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (4) rely on certain factual representations made by LEADER Trust and its service providers.

     5.6. Each Investment Company shall have received an opinion of Regions Trust Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Regions Trust Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Regions Trust Counsel may treat as representations and warranties made to it, and in separate letters addressed to Regions Trust Counsel and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            5.6.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares pro rata to the Shareholders constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

            5.6.2. Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

            5.6.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

            5.6.4. New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

            5.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

            5.6.6. A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

            5.6.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs 5.6.2 and 5.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     5.7. Before the Closing, Regions Trust's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("INITIAL SHARE") to Adviser or an affiliate thereof in consideration of the payment of $10.00 to vote on the management contract referred to in paragraph 5.8. After that vote, but in any event at or before the Closing, the Initial Share shall be redeemed as provided in paragraph 1.4.

     5.8. Regions Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, a management contract and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Regions Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by those Board members who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 5.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.   BROKERAGE FEES AND EXPENSES
     ---------------------------

     6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     6.2. Adviser or its affiliates will bear and promptly pay any and all Reorganization Expenses the Funds incur.

7.   ENTIRE AGREEMENT; NO SURVIVAL
     -----------------------------

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.   TERMINATION OF AGREEMENT
     ------------------------

     This Agreement may be terminated at any time at or before the Effective Time, whether before or after Old Fund's shareholders' approval:

     8.1.   By  either  Investment  Company  (a)  in  the  event  of  the  other
Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting the consummation of the Reorganization, or
(d) if the Closing has not occurred on or before March 31, 2005; or

     8.2.   By the Investment Companies' mutual agreement.

In the event of termination under clauses (b), (c), or (d) of paragraph 8.1 or paragraph 8.2, there shall be no liability for damages on the part of either Investment Company, or their directors/trustees or officers, to the other Investment Company.

9.   AMENDMENT
     ---------

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

10.  COVENANTS, ETC. DEEMED MATERIAL
     -------------------------------

     All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied on by each party, notwithstanding any investigation made by them or on their behalf.

11.  NOTICES
     -------

     Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given personally or by electronic mail, facsimile, telecopy, or certified mail addressed to Regions Trust at 50 North Front Street, Memphis, Tennessee 38103, Attention: Charles D. Maxwell, and to LEADER Trust at 3435 Stelzer Road, Suite 110, Box 94, Columbus, Ohio 43219, Attention: R. Jeffrey Young.

12.  MISCELLANEOUS
     -------------

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     12.2. This Agreement shall be binding on and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other parties. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. Each Investment Company acknowledges that the other Investment Company is a Business Trust organized in series form. This Agreement is executed by Regions Trust on New Fund's behalf and by LEADER Trust on Old Fund's behalf and by their respective trustees and/or officers in their capacity as such and not individually. An Investment Company's obligations hereunder are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against assets and property of New Fund (in Regions Trust's case) or Old Fund (in LEADER Trust's case), as the case may be, and no other series thereof. A trustee of an Investment Company shall not be personally liable hereunder to the other Investment Company or its shareholders for any act, omission, or obligation of that trustee's Investment Company or any other trustee thereof. Each Investment Company agrees that, in asserting any rights or claims hereunder on New Fund's behalf (in Regions Trust's case) or on Old Fund's behalf (in LEADER Trust's case), as the case may be, it shall look only to the corresponding Fund's assets and property in settlement of those rights and claims and not to the trustees, officers, or shareholders thereof.

     12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other parties. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                                            REGIONS MORGAN KEEGAN SELECT FUNDS,
                                            on behalf of its series listed on
                                            Schedule A




                                            By:
                                               ---------------------------------
                                                   Carter E. Anthony
                                                   President



                                            LEADER MUTUAL FUNDS, on behalf of
                                            its series listed on Schedule A




                                            By:
                                               ---------------------------------
                                                   R. Jeffrey Young
                                                   President



Solely for purposes of Section 6.2:
MORGAN ASSET MANAGEMENT, INC.




By:
   ------------------------------------------
      Carter E. Anthony
      President and Chief Investment Officer

                                           SCHEDULE A
                LEADER TRUST SERIES                           REGIONS TRUST SERIES
             LEADER Growth Equity Fund             Regions Morgan Keegan Select LEADER Growth
                                                                   Equity Fund
            LEADER Growth & Income Fund            Regions Morgan Keegan Select LEADER Growth
                                                                  & Income Fund
            LEADER Balanced Fund                      Regions Morgan Keegan Select LEADER
                                                                  Balanced Fund
            LEADER Tax-Exempt Bond Fund                Regions Morgan Keegan Select LEADER
                                                              Tax-Exempt Bond Fund
           LEADER Intermediate Bond Fund               Regions Morgan Keegan Select LEADER
                                                             Intermediate Bond Fund
        LEADER Tax-Exempt Money Market Fund            Regions Morgan Keegan Select LEADER
                                                          Tax-Exempt Money Market Fund
             LEADER Money Market Fund               Regions Morgan Keegan Select LEADER Money
                                                                   Market Fund

                                   APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is made as of December __, 2004, between MORGAN KEEGAN SELECT FUND, INC., a Maryland corporation ("CORPORATION"), on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund, a segregated portfolio of assets ("series") thereof ("NEW FUND"), and LEADER MUTUAL FUNDS, a Massachusetts business trust ("TRUST"), on behalf of its LEADER Short Term Bond Fund series ("OLD FUND"), and, solely for purposes of paragraph 6.2, MORGAN ASSET MANAGEMENT, INC. ("ADVISER"). (Each of New Fund and Old Fund is sometimes referred to herein as a "Fund," and each of Corporation and Trust is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Corporation on New Fund's behalf and by Trust on Old Fund's behalf.

     The  Investment  Companies  wish to effect a  reorganization  described  in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("CODE"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("REGULATIONS"). The reorganization will involve Old Fund's changing its identity, form, and place of organization -- by converting from a series of Trust to a series of Corporation -- by transferring its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund's business) in exchange solely for voting shares of common stock of New Fund and New Fund's assumption of Old Fund's liabilities, followed by the distribution of those shares pro rata to the holders of shares of beneficial interest in Old Fund constructively in exchange therefor and in complete liquidation of Old Fund, all on the terms and conditions set forth herein. (All such transactions are referred to herein as the "REORGANIZATION.")

     Each Investment Company's Board of Trustees/Directors (each, a "BOARD") has
(1) duly adopted and approved this Agreement and the transactions contemplated hereby and (2) determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Old Fund currently has three classes of shares of beneficial interest, designated Investor A shares, Investor B shares, and Institutional shares ("INVESTOR A OLD FUND SHARES," "INVESTOR B OLD FUND SHARES," and "INSTITUTIONAL OLD FUND SHARES," respectively, and, collectively, "OLD FUND SHARES"). New Fund has two classes of shares of common stock, designated Class A shares and Class I shares ("CLASS A NEW FUND SHARES" and "CLASS I NEW FUND SHARES," respectively, and, collectively, "NEW FUND SHARES"). The rights, powers, privileges, and obligations of the Investor A Old Fund Shares, the Investor B Old Fund Shares, and the Class A New Fund Shares, and of the Institutional Old Fund Shares and the Class I New Fund Shares, are substantially similar.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.   PLAN OF REORGANIZATION
     ----------------------

     1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions set forth herein, Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 to New Fund as of the Effective Time (as defined in paragraph 2.1). New Fund agrees in exchange therefor -

     (a)    to issue and  deliver to Old Fund the number of full and  fractional
            (i) Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares then outstanding, (ii) Class A New Fund Shares determined by dividing Old Fund's net value (computed as set forth in paragraph 2.5(a)) attributable to the Investor B Old Fund Shares by the net asset value (computed as set forth in paragraph 2.5(b)) of an Investor A Old Fund Share, and
            (iii) Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares then outstanding (all references herein to "fractional" shares mean fractions rounded to the third decimal place), and

     (b)    to assume all of Old Fund's liabilities described in paragraph 1.3.

These  transactions  shall take place at the Closing  (as  defined in  paragraph
2.1).

     1.2. Old Fund's assets to be acquired by New Fund shall consist of all property Old Fund owns -- including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as an asset on Old Fund's books -- at the Effective Time (collectively, "ASSETS").

     1.3. Old Fund will endeavor to discharge all of its known liabilities and obligations prior to the Effective Time. New Fund shall assume all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement (collectively, "LIABILITIES"). The Liabilities shall include, without limitation, Old Fund's indemnification obligations, if any, to Trust's trustees pursuant to Trust's Agreement and Declaration of Trust, as amended ("Declaration"), and Trust's By-Laws.

     1.4. At or before the Closing, New Fund shall redeem the Initial Share for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record, determined as of the Effective Time (each a "SHAREHOLDER"), constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund. That distribution shall be accomplished by transferring the New Fund Shares then credited to Old Fund's account on New Fund's transfer books ("SHARE RECORDS") to accounts Trust's transfer agent opens on those Share Records in the Shareholders' names, by class (i.e., the account for each Shareholder that holds Investor A Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares that Shareholder holds at the Effective Time, the account for each Shareholder that holds Investor B Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares due that Shareholder based on its proportionate share of the Class A New Fund Shares delivered pursuant to paragraph 1.1(a)(ii), and the account for each Shareholder that holds Institutional Old Fund Shares shall be credited with the number of full and fractional Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares that Shareholder holds at the Effective Time). All issued and outstanding Old Fund Shares shall simultaneously be canceled on Old Fund's Share Records. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

     1.5. As soon as reasonably practicable after the distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.6. Any reporting responsibility of Old Fund, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Old Fund's (and Trust's) sole responsibility.

     1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's Share Records at the Effective Time of the Old Fund Shares constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.   CLOSING, EFFECTIVE TIME, AND VALUATION
     --------------------------------------

     2.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at 50 North Front Street, Memphis, Tennessee, on February 18, 2005, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the date thereof ("EFFECTIVE TIME"). If, immediately before the Valuation Time (as defined in paragraph 2.5), (a) the New York Stock Exchange ("NYSE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Old Fund's net value and/or the net asset value of an Investor A Old Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

     2.2. Trust shall direct its custodian ("CUSTODIAN") to deliver at the Closing a certificate of an authorized representative (a) verifying the information (including adjusted basis and holding period for federal income tax purposes, by lot) concerning the Assets, including all portfolio securities, and
(b) stating that (i) the Assets have been delivered in proper form to Corporation's custodian, for New Fund's account, within two business days before or at the Effective Time and (ii) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. For these purposes, "proper form" means (x) with respect to Old Fund's portfolio securities that are represented by a certificate or other written instrument, delivery of the instrument duly endorsed for transfer in such condition as to constitute good delivery thereof, and (y) with respect to other Assets, transfer by book entry in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 ACT")) in which any Assets are deposited. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

     2.3. Trust shall deliver to Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Old Fund Shares, by class, each Shareholder owns, all as of the Effective Time, certified by Trust's Secretary or an Assistant Secretary thereof. Corporation shall direct its transfer agent to deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on New Fund's Share Records. Corporation shall issue and deliver to Trust (a) at the Effective Time, a confirmation evidencing the New Fund Shares to be credited to Old Fund (pursuant to paragraph 1.1(a)), and (b) as soon as practicable after receipt of the Shareholder list mentioned above, a confirmation evidencing the New Fund Shares to be credited to the Shareholders (pursuant to paragraph 1.4), or provide at such times evidence satisfactory to Trust that those New Fund Shares have been credited to Old Fund's account and the Shareholders' accounts, respectively, on New Fund's Share Records.

     2.4.   Each  Investment  Company  shall deliver to the other at the Closing
(a) a certificate executed in its name by its President or any Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) as reasonably requested by an Investment Company or its counsel, bills of sale, assumptions of liabilities, checks, assignments, stock certificates, receipts, and other documents, each signed (to the extent applicable) by the President, Treasurer, or any Vice President of, or an authorized person of the relevant service provider for, the other Investment Company.

     2.5.   For purposes of paragraph 1.1(a),  (a) Old Fund's net value shall be
(i) the value of the Assets computed as of the close of regular trading on the NYSE on the date of the Closing ("Valuation Time") less (ii) the amount of the Liabilities as of the Valuation Time and (b) the net asset value of an Investor A Old Fund Share shall be computed as of the Valuation Time, in each case using the valuation procedures set forth in Trust's then-current prospectus and statement of additional information. All computations of the foregoing shall be made by or under the direction of Adviser, except to the extent Trust's Board is obligated by applicable law to evaluate any particular Assets.

3.   REPRESENTATIONS AND WARRANTIES
     ------------------------------

     3.1.   Trust, on Old Fund's behalf, represents and warrants as follows:

            3.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("BUSINESS TRUST"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of the Declaration is on file with the Secretary of State of the Commonwealth of Massachusetts; Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Trust or Old Fund; and Trust has all necessary federal, state, and local authorizations to carry on Old Fund's business as a series of an investment company and to carry out this Agreement;

            3.1.2. Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

            3.1.3. Old Fund is a duly established and designated series of Trust;

            3.1.4. At the Closing, Trust, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (other than customary liens of custodians for fees and securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

            3.1.5. Trust's current prospectus and statement of additional information with respect to Old Fund, each as from time to time amended or supplemented (collectively, "OLD FUND PROSPECTUS"), conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 ACT"), and the 1940 Act and the rules and regulations thereunder and do not contain, with respect to Old Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            3.1.6. Old Fund is not in violation of, and the execution and delivery of this Agreement by Trust, on Old Fund's behalf, and consummation of the transactions contemplated hereby by Trust will not conflict with or violate, Massachusetts law or any provision of the Declaration or Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Trust (with respect to Old Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Old Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Corporation, the consent of which shall not be unreasonably withheld;

            3.1.7. All material contracts and other commitments of or applicable to Old Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing, except as otherwise disclosed in writing to and consented to by Corporation, the consent of which shall not be unreasonably withheld;

            3.1.8. Except as otherwise disclosed in writing to and consented to by Corporation, the consent of which shall not be unreasonably withheld,
     (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Old Fund or any of Old Fund's properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business and (b) Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            3.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and assuming the due execution, delivery, and performance of this Agreement by Corporation, on New Fund's behalf, and subject to approval by Old Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            3.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "FEDERAL SECURITIES LAWS") or any state (as used herein, including the District of Columbia and Puerto
     Rico) securities or blue sky laws (collectively, "STATE SECURITIES LAWS") for the execution or performance of this Agreement by Trust, on Old Fund's behalf, except for (a) Corporation's filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), including therein a prospectus for New Fund shares and a proxy statement relating to the Reorganization (collectively, "PROXY STATEMENT"),
     (b) Trust's filing with the Commission of supplements to the Old Fund Prospectus in connection with the Reorganization, and (c) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

            3.1.11. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting (as defined in paragraph 4.2), and at the Effective Time, the Proxy Statement will, insofar as it relates to Old Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and
     (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation (or by Adviser and its affiliates on behalf of Corporation) for use therein;

            3.1.12. Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business; except as otherwise disclosed to Corporation, (a) there are no Old Fund liabilities required to be disclosed or provided for in Trust's financial statements referred to in paragraph 3.1.17 that are not disclosed or provided for therein and (b) Old Fund did not incur any liabilities subsequent to August 31, 2004, other than in the ordinary course of its business, and none of which has been materially adverse to Old Fund's business, assets, or the results of its operations; and Trust knows of no facts that reasonably could be expected to result in a material Liability in addition to the liabilities described in this paragraph;

            3.1.13.  Old Fund is a "fund" as defined in section 851(g)(2) of the
     Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time Trust's Board approves this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund has invested and will invest its assets in a manner that ensures its compliance with those requirements; from the date it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund has not and will not
     (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            3.1.14. Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

            3.1.15.  During the five-year  period ending at the Effective  Time,
     (a)  neither  Old Fund nor any  person  "related"  (within  the  meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

            3.1.16. Old Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended August 31, 2003, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

            3.1.17. Trust's audited financial statements for the fiscal year ended August 31, 2004, which have been delivered to Corporation, fairly represent Old Fund's financial position as of that date and the results of its operations and changes in its net assets for the fiscal year then ended;

            3.1.18. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

            3.1.19. All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state (including the District of Columbia) in compliance in all material respects with applicable registration requirements of the 1933 Act and State Securities Laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the certified list delivered pursuant to paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares; and

            3.1.20. There is power under the Declaration to vary Trust's shareholders' investment therein, Trust does not have a fixed pool of assets, each series thereof is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it.

     3.2. Corporation, on New Fund's behalf, represents and warrants as follows:

            3.2.1. Corporation is a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland; its Articles of Incorporation, as amended ("CHARTER"), are on file with that state's Department of Assessments and Taxation; Corporation is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Corporation or New Fund; and Corporation has all necessary federal, state, and local authorizations to carry on New Fund's business as a series of an investment company and to carry out this Agreement;

            3.2.2. Corporation is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect;

            3.2.3. Before the Closing, New Fund will be a duly established and designated series of Corporation;

            3.2.4. New Fund has not commenced operations and will not do so until immediately after the Closing;

            3.2.5. Except for the Initial Share, there are no (a) issued and outstanding New Fund Shares, (b) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (c) securities convertible into any New Fund Shares, or (d) any other securities issued by New Fund;

            3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by Corporation;

            3.2.8. The issuance of the New Fund Shares pursuant to this Agreement will be in compliance with all applicable Federal and State Securities Laws;

            3.2.9. New Fund is not in violation of, and the execution and delivery of this Agreement by Corporation, on New Fund's behalf, and consummation of the transactions contemplated hereby by Corporation will not conflict with or violate, Maryland law or any provision of the Charter or Corporation's By-Laws or of any agreement, instrument, lease, or other undertaking to which Corporation (with respect to New Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation (with respect to New Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Trust, the consent of which shall not be unreasonably withheld;

            3.2.10. Except as otherwise disclosed in writing to and consented to by Trust, the consent of which shall not be unreasonably withheld, (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Corporation's knowledge) threatened against Corporation with respect to New Fund or any of New Fund's properties or assets that, if adversely determined, would materially and adversely affect New Fund's financial condition or the conduct of its business and (b) Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            3.2.11. New Fund has no known liabilities of a material nature, contingent or otherwise;

            3.2.12. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, assuming the due execution, delivery, and performance of this Agreement by Trust, on Old Fund's behalf, this Agreement constitutes a valid and legally binding obligation of New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            3.2.13. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws or any State Securities Laws for the execution or performance of this Agreement by Corporation, on New Fund's behalf, except for (a) Corporation's filing with the Commission of the Registration Statement, including the Proxy Statement, and (b) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

            3.2.14. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will, insofar as it relates to New Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Trust for use therein;

            3.2.15. There are no material contracts outstanding to which New Fund is a party, other than this Agreement, the contracts, agreements, and plans referred to in paragraph 5.8, and any other contracts that are or will be disclosed in the Registration Statement;

            3.2.16. New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will qualify for treatment as a RIC for the taxable year in which the Reorganization occurs; and it intends to continue to meet all the requirements for that qualification for the next taxable year;

            3.2.17. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of that business as required by section 22(e) of the 1940 Act;

            3.2.18. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, New Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

            3.2.19. There is no plan or intention for New Fund to be dissolved or merged into another corporation or a business or statutory trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

            3.2.20. During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

            3.2.21.  Assuming   the   truthfulness   and   correctness   of  the
     representation and warranty in paragraph 3.1.18, immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; and

            3.2.22. New Fund shall maintain at its own expense a directors and officers insurance "tail" policy, which shall provide insurance coverage for Trust's trustees for a term of five years from the Effective Time for acts taken or omissions to act in their capacities as such trustees with respect to Old Fund.

     3.3. Each Investment Company, on its Fund's behalf, represents and warrants to the other, as follows:

            3.3.1.   The  fair  market   value  of  the  New  Fund  Shares  each
     Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it constructively surrenders in exchange therefor;

            3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within that meaning) to New Fund,
     (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

            3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            3.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            3.3.5. None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            3.3.6. Immediately after consummation of the Reorganization, (a) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (b) New Fund will hold the same assets -- except for assets used to pay expenses, if any, incurred in connection with the Reorganization that are not Reorganization Expenses (as defined in paragraph 3.3.7) -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Funds' expenses incurred in connection with the Reorganization; and the excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund made immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

            3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("REORGANIZATION EXPENSES"); and

            3.3.8. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1.15, 3.2.17, and 3.2.20 will not exceed 50% of the value (without giving effect to those acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time.

4.   COVENANTS
     ---------

     4.1. Trust covenants to operate Old Fund's business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions, honoring redemption, subscription, and exchange requests, and other changes in operations contemplated by its normal business activities and (b) Old Fund will retain exclusive control of its investments until the Closing.

     4.2. Trust covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement ("SHAREHOLDERS' MEETING") and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     4.3. Trust covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     4.4. Trust covenants that it will assist Corporation in obtaining information Corporation reasonably requests concerning the beneficial ownership of Old Fund Shares to the extent the requests comply with Trust's policies and procedures regarding the privacy of consumer information.

     4.5. Trust covenants that its books and records relating to Old Fund required to be maintained under the 1940 Act and the rules and regulations thereunder will be turned over to Corporation at the Closing, except for those required by applicable law to be maintained by Trust, in which case, Trust shall deliver copies of those books and records to Corporation.

     4.6. Each Investment Company covenants to cooperate in preparing the Proxy Statement in compliance with applicable Federal and State Securities Laws.

     4.7. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company may deem necessary or desirable to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder and New Fund's assumption of the Liabilities, and otherwise to carry out the intent and purpose hereof.

     4.8. Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and State Securities Laws it deems appropriate to continue its operations after the Effective Time.

     4.9. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.   CONDITIONS PRECEDENT
     --------------------

     Each Investment Company's obligations hereunder shall be subject to (a) the other Investment Company's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     5.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Old Fund's shareholders in accordance with the Declaration and Trust's By-Laws and applicable law; and those shareholders, by such approval, shall have acknowledged New Fund's investment objective, fundamental investment policies, and investment advisory arrangement.

     5.2. All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act; no stop orders suspending the effectiveness thereof shall have been issued; to the best knowledge of the Investment Companies, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated; and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) deemed reasonably necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of those conditions.

     5.3. At the Effective Time, no action, suit, or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     5.4. Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("CORPORATION COUNSEL") dated the day of the Closing, substantially to the effect that:

            5.4.1. New Fund is a duly established series of Corporation, a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland with power under the Charter to own all its properties and assets and, to the knowledge of Corporation Counsel, to carry on its business as presently conducted;

            5.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation on New Fund's behalf and (b) assuming Old Fund's compliance with paragraph 3.1.11, and due authorization, execution, and delivery of this Agreement by Trust on Old Fund's behalf, is a valid and legally binding obligation of Corporation with respect to New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

            5.4.3. The New Fund Shares to be issued and distributed to the Shareholders hereunder, assuming their due delivery as contemplated hereby, are duly authorized, and on that delivery will be validly issued and outstanding and will be fully paid and non-assessable by Corporation and New Fund, and no shareholder of New Fund has any preemptive right to subscription or purchase in respect thereof;

            5.4.4. The execution and delivery of this Agreement by Corporation did not, and the consummation of the transactions contemplated hereby by Corporation will not, materially violate the Charter or Corporation's By-Laws or any provision of any agreement attached as an exhibit to the Registration Statement to which Corporation (with respect to New Fund) is a party or by which it is bound or (to the knowledge of Corporation Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to Corporation Counsel (without any independent inquiry or investigation) to which Corporation (with respect to New Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Trust;

            5.4.5. To the knowledge of Corporation Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation (on New Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

            5.4.6. Corporation is registered with the Commission as an investment company, and to the knowledge of Corporation Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

In rendering  the  foregoing  opinion,  Corporation  Counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the State of Maryland), (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Corporation Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (5) rely on certain factual representations made by Corporation and its service providers.

     5.5. Corporation shall have received an opinion of Ropes & Gray LLP ("TRUST COUNSEL"), dated the day of the Closing, substantially to the effect that:

            5.5.1. Old Fund is a duly established series of Trust, a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration to own all its properties and assets and, to the knowledge of Trust Counsel, to carry on its business as presently conducted;

            5.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on Old Fund's behalf and (b) assuming New Fund's compliance with paragraph 3.2.14, and due authorization, execution, and delivery of this Agreement by Corporation on New Fund's behalf, is a valid and legally binding obligation of Trust with respect to Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

            5.5.3. The execution and delivery of this Agreement by Trust did not, and the consummation of the transactions contemplated hereby by Trust will not, materially violate the Declaration or Trust's By-Laws or any provision of any agreement attached as an exhibit to Trust's registration statement on Form N-1A to which Trust (with respect to Old Fund) is a party or by which it is bound or (to the knowledge of Trust Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to Trust Counsel (without independent inquiry or investigation) to which Trust (with respect to Old Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Corporation;

            5.5.4. To the knowledge of Trust Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust (on Old Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

            5.5.5. Trust is registered with the Commission as an investment company, and to the knowledge of Trust Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

In rendering the foregoing opinion, Trust Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the Commonwealth of Massachusetts), (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (4) rely on certain factual representations made by Trust and its service providers.

     5.6. Each Investment Company shall have received an opinion of Corporation Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Corporation Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Corporation Counsel may treat as representations and warranties made to it, and in separate letters addressed to Corporation Counsel and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            5.6.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares pro rata to the Shareholders constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

            5.6.2. Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Old Fund Shares;

            5.6.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

            5.6.4. New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

            5.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

            5.6.6. A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

            5.6.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs 5.6.2 and 5.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     5.7. Before the Closing, Corporation's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("INITIAL SHARE") to Adviser or an affiliate thereof in consideration of the payment of $10.00 to vote on the management contract referred to in paragraph 5.8. After that vote, but in any event at or before the Closing, the Initial Share shall be redeemed as provided in paragraph 1.4.

     5.8. Corporation (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, a management contract and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Corporation's Board and, to the extent required by law (as interpreted by Commission staff positions), by those Board members who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 5.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.   BROKERAGE FEES AND EXPENSES
     ---------------------------

     6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     6.2. Adviser or its affiliates will bear and promptly pay any and all Reorganization Expenses the Funds incur.

7.   ENTIRE AGREEMENT; NO SURVIVAL
     -----------------------------

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.   TERMINATION OF AGREEMENT
     ------------------------

     This Agreement may be terminated at any time at or before the Effective Time, whether before or after Old Fund's shareholders' approval:

     8.1.   By  either  Investment  Company  (a)  in  the  event  of  the  other
Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting the consummation of the Reorganization, or
(d) if the Closing has not occurred on or before March 31, 2005; or

     8.2.   By the Investment Companies' mutual agreement.

In the event of termination under clauses (b), (c), or (d) of paragraph 8.1 or paragraph 8.2, there shall be no liability for damages on the part of either Investment Company, or their directors/trustees or officers, to the other Investment Company.

9.   AMENDMENT
     ---------

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

10.  COVENANTS, ETC. DEEMED MATERIAL
     -------------------------------

     All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied on by each party, notwithstanding any investigation made by them or on their behalf.

11.  NOTICES
     -------

     Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given personally or by electronic mail, facsimile, telecopy, or certified mail addressed to Corporation at 50 North Front Street, Memphis, Tennessee 38103, Attention:
Charles D. Maxwell, and to Trust at 3435 Stelzer Road, Suite 110, Box 94, Columbus, Ohio 43219, Attention: R. Jeffrey Young.

12.  MISCELLANEOUS
     -------------

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     12.2. This Agreement shall be binding on and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other parties. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. Corporation acknowledges that Trust is a Business Trust organized in series form. This Agreement is executed by Trust on Old Fund's behalf and by its trustees and/or officers in their capacity as such and not individually. Trust's obligations hereunder are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against assets and property of Old Fund and no other series thereof, and a trustee of Trust shall not be personally liable hereunder to Corporation or its shareholders for any act, omission, or obligation of Trust or any other trustee thereof. Corporation agrees that, in asserting any rights or claims hereunder on New Fund's behalf, it shall look only to Old Fund's assets and property in settlement of those rights and claims and not to the trustees, officers, or shareholders thereof.

     12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other parties. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

                          MORGAN KEEGAN SELECT FUND, INC., on behalf of its series, Regions Morgan Keegan Select LEADER Short Term Bond Fund




                          By:
                             -----------------------------------
                                 Carter E. Anthony
                                 President



                          LEADER MUTUAL FUNDS, on behalf of its series, LEADER Short Term Bond Fund




                          By:
                             -----------------------------------
                                 R. Jeffrey Young
                                 President



Solely for purposes of Section 6.2:
MORGAN ASSET MANAGEMENT, INC.




By:
   ------------------------------------------
      Carter E. Anthony
      President and Chief Investment Officer

APPENDIX C:  PRINCIPAL HOLDERS OF THE ACQUIRED FUNDS' SHARES


The table below sets forth the persons who are known to be beneficial owners of more than 5% of the shares of any class of any Acquired Fund as of the Record Date.

                                                                  AMOUNT AND
                                                                  NATURE OF
NAME OF FUND AND                                                  BENEFICIAL     PERCENT
CLASS OF SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER     OWNERSHIP      OF CLASS
----------------         ------------------------------------     ----------     --------
GROWTH EQUITY FUND

  Investor A Shares     ASTON & COMPANY                            462,460.599   85.70%
                        PO BOX 523
                        BELLEVILLE IL 62222
                        MORGAN KEEGAN AND CO FBO

                        CHARLES A SHEPPARD IRA                      40,586.831    7.52%
                        2528 W 17TH ST
                        INDIANAPOLIS IN 46222

  Investor B Shares     MORGAN KEEGAN AND CO FBO                    24,293.166   64.49%
                        VELMA VILLAFRANCA IRA
                        11540 SHEFFIELD
                        FLORISSANT MO 63033

                        MORGAN KEEGAN AND CO FBO                      2,215.19    5.88%
                        MICHAEL S SANTY 115
                        TALLMADGE CT
                        HUNTSVILLE AL 35824

  Institutional Shares  UNION PLANTERS ISTCO                     3,005,806.472   99.65%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

GROWTH & INCOME FUND

  Investor A Shares     ASTON & COMPANY                            259,081.261   55.37%
                        PO BOX 523
                        BELLEVILLE IL 62222
                        MORGAN KEEGAN AND CO FBO                    71,362.828   15.25%
                        LINDA S HUTCHINSON ROTH IRA
                        3618 DIXIE DR
                        SAINT ANN MO 63074

  Investor B Shares     MORGAN KEEGAN AND CO FBO                    40,944.127   64.23%
                        MOIRA J ROMINE ROTH IRA
                        10306 E EDGEWOOD AVE
                        INDIANAPOLIS IN 46239

                        MORGAN KEEGAN AND CO FBO                     3,792.299    5.95%
                        JOSEPH EASON
                        7069 KENNEDY
                        ST LOUIS MO 63130

  Institutional Shares  UNION PLANTERS ISTCO                     3,142,489.401   57.98%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

                                                                  AMOUNT AND
                                                                  NATURE OF
NAME OF FUND AND                                                  BENEFICIAL     PERCENT
CLASS OF SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER     OWNERSHIP      OF CLASS
----------------         ------------------------------------     ----------     --------
                        STERLING TRUST COMPANY AS AGENT UNION    2,150,807.663   39.68%
                        PLANTERS BANK AS TRUSTEE FBO
                        1380 LAWRENCE STREET STE 1400
                        DENVER CO 80204

BALANCED FUND

  Investor A Shares     MORGAN KEEGAN AND CO FBO                    58,049.848   40.18%
                        DANITA WIGGINS ROTH IRA
                        6536 MYRON AVE
                        SAINT LOUIS MO 63121

                        FEDERATED INVESTORS TRUST COMPANY            28,122.84   19.47%
                        NORTHEAST ARKANSAS CLINIC
                        5800 CORPORATE DRIVE
                        ATTN RELATIONSHIP MANAGER
                        PITTSBURGH PA 15237-7000

                        MORGAN KEEGAN AND CO FBO                     8,614.994    5.96%
                        JOHN C SNYDER
                        U A 8 12 83
                        JOHN C CARMA
                        G SNYDER JOINT TR
                        DECATUR IL 62521-3731

  Investor B Shares     MORGAN KEEGAN AND CO FBO                    71,450.052   65.86%
                        NANCY L PATTERSON ROTH IRA
                        10117 GUILFORD
                        INDIANAPOLIS IN 46280

                        MORGAN KEEGAN AND CO FBO                     8,403.479    7.75%
                        JOSEPH EASON
                        7069 KENNEDY
                        ST LOUIS MO 63130

  Institutional Shares  STERLING TRUST COMPANY AS AGENT UNION    5,195,164.126   99.52%
                        PLANTERS BANK AS TRUSTEE FBO
                        1380 LAWRENCE ST STE 1400
                        DENVER CO 80204

TAX-EXEMPT BOND FUND

  Investor A Shares     ASTON & COMPANY                             138,952.89   71.41%
                        PO BOX 523
                        BELLEVILLE IL 62222

  Investor B Shares     MORGAN KEEGAN AND CO FBO                    19,273.993   13.40%
                        UM ROGERS
                        2836 VALLEY HOME ROAD
                        MORRISTOWN TN 37813

                                                                  AMOUNT AND
                                                                  NATURE OF
NAME OF FUND AND                                                  BENEFICIAL     PERCENT
CLASS OF SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER     OWNERSHIP      OF CLASS
----------------         ------------------------------------     ----------     --------
                        MORGAN KEEGAN AND CO FBO                       9,847.3    6.85%
                        CARL E MOYERS
                        2947 FALCON ROAD
                        WHITE PINE TN 37890

                        MORGAN KEEGAN AND CO FBO                     8,419.772    5.86%
                        ERNEST K BEST
                        1402 BEAUMONT AVE
                        MARYVILLE TN 37803

                        MORGAN KEEGAN AND CO FBO                     8,419.772    5.86%
                        EDNA M BEST
                        1402 BEAUMONT AVE
                        MARYVILLE TN 37803

                        MORGAN KEEGAN AND CO FBO                     8,147.612    5.67%
                        RUTH C HOLT
                        669 E HUNT RD
                        ALCOA TN 37701

  Institutional Shares  UNION PLANTERS ISTCO                      1,252,142.22   97.57%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

INTERMEDIATE BOND FUND

  Investor A Shares     ASTON & COMPANY                            361,979.752   65.03%
                        PO BOX 523
                        BELLEVILLE IL 62222

                        MORGAN KEEGAN AND CO FBO                     63,238.26   11.36%
                        DAVID YOUNG IRA
                        77259 DONNIE ROAD
                        FOLSOM LA 70437

  Investor B Shares     MORGAN KEEGAN AND CO FBO                    35,618.269   52.51%
                        GARY W WEBB IRA
                        9504 WEST MILTON
                        OVERLAND MO 63114

  Institutional Shares  UNION PLANTERS ISTCO                     6,666,373.672   90.10%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

                        STERLING TRUST COMPANY AS AGENT UNION      624,976.782    8.45%
                        PLANTERS BANK AS TRUSTEE FBO
                        1380 LAWRENCE ST STE 1400
                        DENVER CO 80204

                                                                  AMOUNT AND
                                                                  NATURE OF
NAME OF FUND AND                                                  BENEFICIAL     PERCENT
CLASS OF SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER     OWNERSHIP      OF CLASS
----------------         ------------------------------------     ----------     --------
SHORT TERM BOND FUND

  Investor A Shares     ASTON & COMPANY                             490,705.36   73.93%
                        PO BOX 523
                        BELLEVILLE IL 62222

                        MORGAN KEEGAN AND CO FBO                    41,773.728    6.29%
                        CARL B TERRY IRA
                        4150 W 116TH ST
                        ZIONSVILLE IN 46077

  Investor B Shares     MORGAN KEEGAN AND CO FBO                    49,103.188   36.62%
                        MARGARET E COSBY IRA
                        7919 CROSSGATE LANE
                        INDIANAPOLIS IN 46227

                        MORGAN KEEGAN AND CO FBO                    10,135.108    7.56%
                        JAMES O MCCALL
                        708 BINFIELD RD
                        MARYVILLE TN 37801

                        MORGAN KEEGAN AND CO FBO                     9,612.598    7.17%
                        HAROLD D BARBER
                        P O BOX 819
                        COLLATERAL ACCT W PERRY
                        HOHENWALD TN 38462

                        NFSC FEBO PFK-002364                         8,955.079    6.68%
                        NFS FMTC ROLLOVER IRA
                        PO BOX 549
                        LAKE CITY TN 37769

                        MORGAN KEEGAN AND CO FBO                     7,317.829    5.46%
                        NANCY HUGHES SMITH
                        P O BOX 102
                        PEKIN IN 47165

  Institutional Shares  UNION PLANTERS ISTCO                     4,931,550.187   80.77%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

                        STERLING TRUST COMPANY AS AGENT UNION    1,116,854.472   18.29%
                        PLANTERS BANK AS TRUSTEE FBO
                        1380 LAWRENCE ST STE 1400
                        DENVER CO 80204

TAX-EXEMPT MONEY MARKET FUND

  Investor A Shares     MORGAN KEEGAN & CO INC                    1,954,136.51   92.37%
                        50 N FRONT ST
                        MORGAN KEEGAN TOWER
                        ATTN DEBORAH MCDONALD
                        MEMPHIS TN 38103

                                                                  AMOUNT AND
                                                                  NATURE OF
NAME OF FUND AND                                                  BENEFICIAL     PERCENT
CLASS OF SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER     OWNERSHIP      OF CLASS
----------------         ------------------------------------     ----------     --------
                        MATTHEW P MURPHY                            159,452.21    7.54%
                        7911 ELM LEAF DR
                        GERMANTOWN TN 38138

  Sweep Shares          UNION PLANTERS BANK                       1,109,271.02     100%
                        P O BOX 387
                        ATTN LINDA P DUNN
                        MEMPHIS TN 38147

  Institutional Shares  ISTCO A PARTNERSHIP                      16,393,389.78   99.33%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

MONEY MARKET FUND

  Investor A Shares     MORGAN KEEGAN & CO INC                   61,626,398.11   98.34%
                        50 N FRONT ST
                        MORGAN KEEGAN TOWER
                        ATTN DEBORAH MCDONALD
                        MEMPHIS TN 38103

  Sweep Shares          UNION PLANTERS BANK                      27,729,271.02     100%
                        P O BOX 387
                        ATTN LINDA P DUNN
                        MEMPHIS TN 38147

  Institutional Shares  BANK OF HAWAII                              52,246,109   42.30%
                        PO BOX 1930
                        HONOLULU HI 96805-1930

                        UNION PLANTERS ISTCO                     50,091,247.61   40.56%
                        PO BOX 523
                        BELLVILLE IL 62222-0523

                        STERLING TRUST COMPANY AS AGENT UNION   21,041,694.137   17.04%
                        PLANTERS BANK AS TRUSTEE FBO
                        1380 LAWRENCE ST STE 1400
                        DENVER CO 80204

                          [TO BE AMENDED IN DEFINITIVE FILING]

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
Each a Series of Regions Morgan Keegan Select Funds
5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7010

AND

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND
A Series of Morgan Keegan Select Fund, Inc.
50 North Front Street, Memphis, Tennessee 38103

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement dated January ___, 2005, relating to the proposed reorganization of the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund series of the LEADER Mutual Funds (the "LEADER Trust") into corresponding newly created series of Regions Morgan Keegan Select Funds and the LEADER Short Term Bond Fund series of the LEADER Trust into a corresponding newly created series of Morgan Keegan Select Fund, Inc. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting your investment professional or Morgan Asset Management at 1-877-757-7424.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JANUARY ___, 2005.

EXHIBITS

The  following   documents   are  exhibits  to  this   Statement  of  Additional
Information:

Exhibit A: Statement of Additional Information, dated February __, 2005, for the Regions Morgan Keegan Select Funds with respect to the Regions Morgan Keegan Select Funds LEADER Growth Equity Fund, Regions Morgan Keegan Select Funds LEADER Growth & Income Fund, Regions Morgan Keegan Select Funds LEADER Balanced Fund, Regions Morgan Keegan Select Funds LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select Funds LEADER Intermediate Bond Fund, Regions Morgan Keegan Select Funds LEADER Tax-Exempt Money Market Fund and Regions Morgan Keegan Select Funds LEADER Money Market Fund.

Exhibit B: Statement of Additional Information, dated February __, 2005, for the Morgan Keegan Select Fund, Inc. with respect to the Regions Morgan Keegan Select Funds LEADER Short Term Bond Fund.

Exhibit C: Statement of Additional Information, dated January 1, 2005, of LEADER Mutual Funds.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not included since LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Short Term Bond Fund are being combined with Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, Regions Morgan Keegan Select LEADER Money Market Fund and Regions Morgan Keegan Select LEADER Short Term Bond Fund respectively, which are newly created funds that do not have any assets or liabilities.

INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in a Prospectus/Proxy Statement dated January __, 2005 (the "Prospectus/Proxy Statement") relating to the proposed reorganization of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund, each a series of LEADER Mutual Funds, into Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund each a series of Regions Morgan Keegan Select Funds and the LEADER Short Term Bond Fund a series of LEADER Mutual Funds into Regions Morgan Keegan Select LEADER Short Term Bond Fund a series of Morgan Keegan Select Fund, Inc. The Prospectus/Proxy Statement has been sent to the shareholders of the LEADER Mutual Funds in connection with the solicitation of proxies to be voted at the Special Meeting of shareholders of the LEADER Mutual Funds to be held on February 4, 2005.

INCORPORATION BY REFERENCE

The following documents are incorporated by reference into this Statement of Additional Information:

* The LEADER Mutual Funds SAI, dated January 1, 2005 (file no. 811-08494), to be filed with the Securities and Exchange Commission on December 6, 2004 (accession number: 0000950152-03-010506)

* Regions Morgan Keegan Select Funds SAI, dated January 31, 2005 (file no. 811-06511), filed with the Securities and Exchange Commission on January __, 2005.

* Morgan Keegan Select Fund, Inc. SAI, dated November 1, 2004 (file no. 811-09079), filed with the Securities and Exchange Commission on October 28, 2004.

*Annual Report, dated October 31, 2004, of LEADER Mutual Funds, which includes audited financial statements of LEADER Mutual Funds as of August 31, 2004, filed with the Securities and Exchange Commission on November 5, 2004.

                       Regions Morgan Keegan Select Funds

                           Part C - Other Information

Item 15.  Indemnification

         Article XI of the Declaration of Trust States:
         ----------------------------------------------

         Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

         Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

         No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

         Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

         Section 3.  Express Exculpatory Clauses and Instruments.

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

         Paragraphs  7 of the Interim  Investment  Advisory  Agreements  between
         -----------------------------------------------------------------------
         Leader Mutual Funds and Morgan Asset Management, Inc. state:
         ------------------------------------------------------------

         The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.



Item 16.      Exhibits

(1)      (a)  Declaration of Trust and Amendment No. 1; (1)
         (b) Conformed copy of Restatement and Amendment No. 9 to the Declaration of Trust of the Registrant; (2)
         (c) Conformed copy of Amendment No. 10 to the Amended and Restated Declaration of Trust of the Registrant; (3)
         (d) Conformed copy of Amendment No. 11 to the Amended and Restated Declaration of Trust of the Registrant; (3)
         (e)  Conformed  copy  of  Amendment  No.  12   to   the   Amended   and
         Restated Declaration  of  Trust of the  Registrant; (3)
         (f) Conformed copy of Amendment No. 13 to the Amended and Restated Declaration of Trust of the Registrant; (4)
         (g) Amendment No. 16 to the Amended & Restated Declaration of Trust dated May 19, 2000; (14)

(2)      (a)  Copy of By-Laws of the Registrant; (5)
         (b) Copy of Amendment Nos. 1 through 4 to the By-Laws of the Registrant; (6)
         (c)  Copy of  Amendment  No. 5 to the  By-Laws  of the Registrant; (7)

(3)      Voting Trust Agreement - none

(4) Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Prospectus/Proxy Statement contained in the Registration Statement and is incorporated herein by reference.

(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, VIII, X and XI of the Declaration of Trust of the Registrant and Articles IV, VI and XIV of the Bylaws of the Registrant and are incorporated herein by reference to this Item 16
         (1) and (2).

(6) (a) Form of Advisory Agreement between Registrant and Morgan Asset Management, Inc. dated February ___, 2005 with respect to Regions Morgan Keegan Select Money Market Fund, Regions Morgan Keegan Select Tax-Exempt Money Market Fund, Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Bond Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Growth & Income Fund and Regions Morgan Keegan Select Growth Equity Fund (filed herewith).

         (b) Form of fee waiver agreement (filed herewith).

(7) Form of Underwriting Agreement dated February ___, 2005 between the Registrant and Morgan Keegan & Co., Inc. (filed herewith).

(8)      Bonus or Profit Sharing Contracts - none

(9)      Form of Custodian Contract (filed herewith).

(10)     (a) Form of Distribution  Plan pursuant to Rule 12b-1 (filed herewith).
         (b) Conformed copy of Restated  Multiple Class Plan of the  Registrant;
         (4)

(11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (filed herewith).

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement (to be filed).

(13)     Other Material Contracts
         (a) Form of Administration Agreement (filed herewith)
         (b) Form of Sub-Administration Agreement (filed herewith)
         (c) Amended and Restated Transfer Agency and Services Agreement;  (15)
         (d) Form of Fund Accounting Agreement (filed herewith)

(14)     Accountant's Consent from PricewaterhouseCoopers LLP (filed herewith)

(15)     Omitted Financial Statements - none

(16)     Powers of Attorney (14)

(17)     Proxy Card (filed herewith)

1. Incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

2. Incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

3. Incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

4. Incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

5. Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

6. Incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

7. Incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

8. Incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

9. Incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).

10. Incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

11. Incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

12. Incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).

13. Incorporated by reference to Post-Effective Amendment No. 35 on form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).


14. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2004 (file No. 333-121019).

15. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Morgan Keegan Select Fund, Inc. on Form N-1A (SEC File No. 333-66181) filed on October 30, 2000.



Item 17. Undertakings
         ------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant, Regions Morgan Keegan Select Funds, has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 17th day of December, 2004.

                          REGIONS MORGAN KEEGAN SELECT FUNDS


                          By: /s/ Carter E. Anthony *
                              -----------------------------
                              Carter E. Anthony, President


         Pursuant to the requirements of the 1933 Act, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                      Date
---------                         -----                      ----

/s/ Carter E. Anthony*            President                  December 17, 2004
---------------------            (Chief Executive
Carter E. Anthony                 Officer)

/s/ Allen B. Morgan, Jr.*         Trustee                    December 17, 2004
------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*             Vice President and         December 17, 2004
--------------------              Treasurer (Chief
Joseph C. Weller                  Financial Officer)


/s/ William Jefferies Mann*       Trustee                    December 17, 2004
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*   Trustee                    December 17, 2004
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*         Trustee                    December 17, 2004
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                Trustee                    December 17, 2004
-----------------
Mary S. Stone

/s/ W. Randall Pittman*           Trustee                    December 17, 2004
----------------------
W. Randall Pittman


/s/ J. Kenneth Alderman*          Trustee                    December 17, 2004
-----------------------
J. Kenneth Alderman


* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on December 6, 2004 in the Registrant's Registration Statement on Form N-14 (Edgar Accession No. 0000898432-04-001006).

                                  Exhibit Index


Exhibit (6) (a)      Form of  Advisory  Agreement between  Registrant and Morgan
                     Asset  Management,  Inc.  dated  February  ___,  2005  with respect to Regions  Morgan Keegan Select Money Market Fund,
                     Regions Morgan Keegan Select  Tax-Exempt Money Market Fund,
                     Regions  Morgan  Keegan  Select   Intermediate  Bond  Fund,
                     Regions Morgan Keegan Select Tax-Exempt Bond Fund,  Regions
                     Morgan Keegan Select  Balanced Fund,  Regions Morgan Keegan
                     Select  Growth &  Income  Fund and  Regions  Morgan  Keegan
                     Select Growth Equity Fund

Exhibit (6) (b)      Form of fee waiver agreement

Exhibit (7)          Form of  Underwriting  Agreement  dated  February ___, 2005 between the Registrant and Morgan Keegan & Co., Inc.

Exhibit (9)          Form of Custodian Contract

Exhibit (10) (a)     Form of Distribution Plan pursuant to Rule 12b-1

Exhibit (11)         Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered

Exhibit (13) (a)     Form of Administration Agreement

Exhibit 13 (b)       Form of Sub-Administration Agreement

Exhibit 13 (d)       Form of Fund Accounting Agreement

Exhibit (14)         Accountant's Consent from PricewaterhouseCoopers LLP

Exhibit (17)         Proxy Card